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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number                811- 02731
                                  ----------------------------------------------


                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


     Karen Dunn Kelley 11   Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:      (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:    3/31
                        ---------------

Date of reporting period:   12/31/06
                         --------------

Item 1.  Schedule of Investments.

                      AIM TAX-FREE CASH RESERVE PORTFOLIO
           Quarterly Schedule of Portfolio Holding - December 31, 2006

YOUR GOALS. OUR SOLUTIONS.                              [AIM INVESTMENTS LOGO]

AIMinvestment.com       TFIT-QTR-1   12/06               A I M Advisors, Inc.

TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-102.33%

ALABAMA-0.07%

Tuscaloosa (County of)
   Board of Education
   (Capital Outlay);
   Series 1997 B, VRD Wts.
   (LOC-Regions Bank)
   3.93%, 02/01/17 (b)(c)                   --        Aa3         $   2,930         $  2,930,000
------------------------------------------------------------------------------------------------
ALASKA-0.82%

Alaska (State of)
   Industrial Development
   Authority (Providence
   Medical Office
   Building); Series 1985,
   VRD IDR (LOC-KBC Bank
   N.V.)
   3.55%, 06/01/10 (b)(c)(d)                --        VMIG1           1,590            1,590,000
------------------------------------------------------------------------------------------------
North Slope (Borough of);
   Series 2000 A,
   Refunding VRD GO
   (INS-MBIA Insurance
   Corp.)
   3.93%, 06/30/10 (c)(e)                  A-1+       VMIG1           6,870            6,870,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska                                                               5,000,000
   (State of) Housing
   Finance Corp.); Series
   1999 D, VRD RB
   (Acquired 03/28/06;
   Cost $25,000,000)
   3.95%, 06/01/49
   (c)(f)(g)                                --        VMIG1          25,000           25,000,000
================================================================================================
                                                                                      33,460,000
================================================================================================

ARIZONA-0.84%

Casa Grande (City of)
   Industrial Development
   Authority (Center Park
   Apartments Project);
   Series 2001 A,
   Refunding Multi-Family
   Housing VRD IDR
   (CEP-Federal National
   Mortgage Association)
   3.94%, 06/15/31 (c)                      --        VMIG1           2,010            2,010,000
------------------------------------------------------------------------------------------------
Casa Grande (City of)
   Industrial Development
   Authority (Quail
   Gardens Apartments);
   Series 2001 A,
   Refunding Multi-Family
   Housing VRD IDR
   (CEP-Federal National
   Mortgage Association)
   3.94%, 06/15/31 (c)                      --        VMIG1           1,885            1,885,000
------------------------------------------------------------------------------------------------
Northern Arizona
   University Board of
   Regents Series 1997, RB
   5.20%, 06/01/07 (h)(i)                  AAA        Aaa             1,500            1,524,478
------------------------------------------------------------------------------------------------
Phoenix (City of)
   Industrial Development
   Authority (Lynwood
   Apartments Project);
   Series 1994, Refunding
   Multi-Family Housing
   VRD IDR (CEP-Federal
   Home Loan Bank of San
   Francisco)
   3.97%, 10/01/25 (c)                     A-1+        --              5,715           5,715,000
------------------------------------------------------------------------------------------------
Pima (County of)
   Industrial Development
   Authority (El Dorado
   Hospital); Series 2004,
   VRD IDR (LOC-Branch
   Banking & Trust Co.)
   3.95%, 04/01/38 (b)(c)                   --        VMIG1           6,000            6,000,000
------------------------------------------------------------------------------------------------
Scottsdale (City of)
   Industrial Development
   Authority (Notre Dame
   Preparatory School);
   Series 2001 A, VRD
   Limited Obligation IDR
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.95%, 05/01/21 (b)(c)                  A-1+        --             3,500            3,500,000
------------------------------------------------------------------------------------------------
Tempe (City of) Industrial                                                             3,410,000
   Development Authority
   (Friendship Village of
   Tempe Project); Series
   2002 C, Senior Living
   VRD RB (LOC-LaSalle
   Bank N.A. )
   3.93%, 12/01/27(b)(c)(j)                 --         --            13,410          13,410,000
================================================================================================
                                                                                      34,044,478
================================================================================================
COLORADO-2.78%

Broomfield (City of) Urban
   Renewal Authority
   (Event Center Project);
   Series 2005, Tax
   Increment Allocation
   VRD Revenue (LOC-BNP
   Paribas)
   3.93%, 12/01/30
   (b)(c)(d)                                --        VMIG1          11,000           11,000,000
------------------------------------------------------------------------------------------------
Castle Pines North
   Metropolitan District;
   Series 2006 C, VRD
   Refunding Limited Tax
   GO (LOC-U.S. Bank, N.A.)
   3.92%, 12/01/24 (b)(c)                   --        VMIG1           4,400            4,400,000
------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Centerra Metropolitan
   District No. 1; Series
   2004, VRD RB (LOC-BNP
   Paribas)
   3.94%, 12/01/29(b)(c)(d)                A-1+        --          $  12,000        $ 12,000,000
------------------------------------------------------------------------------------------------
Colorado (State of) E-470
   Public Highway
   Authority (Vehicle
   Registration Fee);
   Series 2001, VRD RB
   (INS-MBIA Insurance
   Corp.)
   3.90%, 09/01/18 (c)(e)                  A-1+        --              1,175           1,175,000
------------------------------------------------------------------------------------------------
Colorado (State of)
   Educational & Cultural
   Facilities Authority
   (Community Wireless of
   Park City); Series
   2003, VRD RB (LOC-U.S.
   Bank, N.A.)
   3.95%, 12/01/23 (b)(c)                  A-1+        --                600             600,000
------------------------------------------------------------------------------------------------
Colorado (State of)
   Educational & Cultural
   Facilities Authority
   (Southeastern Baptist
   Theological Seminary);
   Series 2005, VRD RB
   (LOC-Branch Banking &
   Trust Co.)
   3.95%, 03/01/25 (b)(c)                   --        VMIG1           8,945            8,945,000
------------------------------------------------------------------------------------------------
Colorado (State of)
   Educational & Cultural
   Facilities Authority
   (The Presentation
   School, Inc. Project);
   Series 2006, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.93%, 12/01/36 (b)(c)                  A-1+        --             7,250            7,250,000
------------------------------------------------------------------------------------------------
Colorado (State of)
   Educational & Cultural
   Facilities Authority
   (Trinity School of
   Durham and Chapel Hill
   Project); Series 2006,
   VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 09/01/26 (b)(c)                   --        VMIG1           5,300            5,300,000
------------------------------------------------------------------------------------------------
Colorado (State of)
   General Fund; Series
   2006, RAN
   4.75%, 06/27/07                        SP-1+        --            10,000           10,046,472
------------------------------------------------------------------------------------------------
Colorado (State of) Health
   Facilities Authority
   (Arapahoe House
   Project); Series 2004
   A, VRD RB (LOC-Wells
   Fargo Bank, N.A.)
   3.98%, 04/01/24 (b)(c)                  A-1+        --             1,200            1,200,000
------------------------------------------------------------------------------------------------
Colorado (State of) Health
   Facilities Authority
   (Bethesda Living
   Centers-Ellisville
   Project); Series 2004
   A, Refunding VRD RB
   (LOC-LaSalle Bank N.A.)
   3.93%, 08/01/34 (b)(c)                  A-1         --             5,040            5,040,000
------------------------------------------------------------------------------------------------
Colorado (State of) Health
   Facilities Authority
   (Christian Living
   Communities Project);
   Series 2006 C-1, VRD RB
   (LOC-Citibank N.A.)
   3.93%, 01/01/37
   (b)(c)(j)                                --         --             7,000            7,000,000
------------------------------------------------------------------------------------------------
Colorado (State of) Health
   Facilities Authority
   (Goodwill Industries
   Denver Project); Series
   2004, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 12/01/24 (b)(c)                   --        VMIG1           1,345            1,345,000
------------------------------------------------------------------------------------------------
Colorado (State of) Health
   Facilities Authority
   (National Jewish
   Medical and Research
   Center Project); Series
   2005, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.95%, 01/01/35 (b)(c)                  A-1+        --             2,260            2,260,000
------------------------------------------------------------------------------------------------
Colorado Springs (City of)
   Industrial Development
   Authority (Cook
   Communications
   Ministries Project);
   Series 2002, VRD IDR
   (LOC-Bank of America,
   N.A.)
   3.95%, 03/01/17 (b)(c)                  A-1+        --             2,350            2,350,000
------------------------------------------------------------------------------------------------
Denver (City & County of)
   Excise Tax Revenue
   Authority (Colorado
   Convention Center
   Expansion Project);
   Series 2001 B, RB
   (INS-Financial Security
   Assurance Inc.)
   3.91%, 09/01/25 (c)(e)                  A-1+       VMIG1           2,100            2,100,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Colorado (State of)
   Regional Transportation
   District (FasTracks
   Project));
   Series 2006-0120 A
   COP RB
   (Acquired 10/18/06;
   Cost $12,000,000)
   3.96%,11/01/36(c)(f)(g)                 A-1+        --           12,000            12,000,000
------------------------------------------------------------------------------------------------
   Series 2006-0128 A
   COP RB
   (Acquired 10/25/06;
   Cost $7,400,000) 3.96%,
   11/01/36(c)(f)(g)                       A-1+        --             7,400            7,400,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-2

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

   Series 2006-0152 A
   COP RB
   (Acquired 11/29/06;
   Cost $10,000,000)
   3.96%,
   11/01/36(c)(f)(g)                       A-1+        --         $  10,000         $ 10,000,000
------------------------------------------------------------------------------------------------
Mesa (County of) (Goodwill
   Industries of Colorado
   Springs); Series 2006,
   VRD RB (LOC-Wells Fargo
   Bank, N.A.)
   3.91%, 12/01/26 (b)(c)                  A-1+        --             1,250            1,250,000
================================================================================================
                                                                                     112,661,472
================================================================================================
CONNECTICUT-0.19%

Connecticut (State of)
   Development Authority
   (Central Vermont Public
   Service); Series 1985,
   Floating Rate  PCR
   (LOC-Citizens Bank of
   Massachusetts)
   3.61%, 12/01/15 (b)(c)                  A-1+        --             1,400            1,400,000
------------------------------------------------------------------------------------------------
Connecticut (State of)
   Health & Educational
   Facilities Authority
   (Westminster School);
   Series 2002 C, VRD RB
   (LOC-Bank of America,
   N.A.)
   3.90%, 07/01/32 (b)(c)                  A-1+        --             2,200            2,200,000
------------------------------------------------------------------------------------------------
Connecticut (State of)
   Health & Educational
   Facilities Authority
   (YMCA of Greater
   Hartford); Series 2002
   A, VRD RB (INS-Ambac
   Assurance Corp.)
   3.90%, 07/01/32 (c)(e)                   --        VMIG1           4,110            4,110,000
================================================================================================
                                                                                       7,710,000
================================================================================================
DISTRICT OF COLUMBIA-0.55%

District of Columbia
   (American Library
   Association); Series
   2005, VRD RB (LOC-Bank
   of America, N.A.)
   3.92%, 02/01/35 (b)(c)                   --        VMIG1           3,175            3,175,000
------------------------------------------------------------------------------------------------
District of Columbia
   (American Psychology
   Association); Series
   2003, VRD RB (LOC-Bank
   of America, N.A.)
   3.95%, 03/01/28 (b)(c)                  A-1+        --             5,055            5,055,000
------------------------------------------------------------------------------------------------
District of Columbia (The
   Children's Defense Fund
   Issue); Series 1997,
   VRD RB (LOC-Wachovia
   Bank N.A.)
   3.90%, 04/01/22 (b)(c)                  A-1+        --             5,015            5,015,000
------------------------------------------------------------------------------------------------
District of Columbia
   (Washington Center for
   Internships & Academic
   Seminars); Series 2006,
   VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 07/01/36 (b)(c)                   --        VMIG1           1,700            1,700,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (District
   of Columbia); Series
   2004 B-13, GO
   (Acquired 10/25/06;
   Cost $7,310,000)
   3.95%, 06/01/22
   (c)(f)(g)                               A-1+        --             7,310            7,310,000
================================================================================================
                                                                                      22,255,000
================================================================================================
FLORIDA-5.89%

ABN AMRO Munitops Ctfs.
   Trust (Miami-Dade
   (County of) Transit
   Sales Surtax Revenue
   Bonds); Series 2006-24,
   Non-AMT VRD Ctfs.
   (Acquired 05/05/06;
   Cost $14,270,000)
   3.95%, 07/01/14(c)(f)(g)                   --      VMIG1          14,270           14,270,000
------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
   Trust (Port St. Lucie
   (City of) Utilities
   Systems Revenue Bonds);
   Series 2006-50, Non-AMT
   VRD Ctfs.
   (Acquired 07/17/06;
   Cost $10,700,000)
   3.95%, 09/01/14
   (c)(f)(g)                                --        VMIG1          10,700           10,700,000
------------------------------------------------------------------------------------------------
Capital Projects Finance
   Authority (Capital
   Projects Loan Program);
   Series 1997 A, VRD RB
   (INS-Financial Security
   Assurance Inc.)
   3.94%, 08/01/17 (c)(e)                  A-1+        --             7,200            7,200,000
------------------------------------------------------------------------------------------------
Collier (County of)
   Industrial Development
   Authority (Redlands
   Christian Migrant
   Association Inc.);
   Series 2001, VRD IDR
   (LOC-Bank of America,
   N.A.)
   3.95%, 12/01/26(b)(c)(j)                 --         --             2,800            2,800,000
------------------------------------------------------------------------------------------------
Dade (County of)
   Industrial Development
   Authority (Spectrum
   Programs, Inc.); Series
   1996, VRD IDR (LOC-Bank
   of America, N.A.)
   3.95%, 10/01/16 (b)(c)                  A-1+        --             1,640            1,640,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-3

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Eagle Tax-Exempt Trust
   (Miami-Dade (County of)
   Expressway Authority
   Toll System); Series
   2006-0121 A, COP RB
   (Acquired 10/11/06;
   Cost $18,500,000)
   3.96%, 07/01/37
   (c)(f)(g)                               A-1+        --         $  18,500         $ 18,500,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (South Florida Water
   Management District);
   Series 2006-0136 A, COP
   (Acquired 11/15/06;
   Cost $19,730,000)
   3.96%, 10/01/36(c)(f)(g)                A-1+        --            19,730           19,730,000
------------------------------------------------------------------------------------------------
Florida (State of)
   Division of Bond
   Finance Department of
   General Services
   (Environmental
   Protection Preservation
   2000); Series 1998 B,
   RB (INS-Financial
   Security Assurance Inc.)
   5.50%, 07/01/07 (e)                     AAA        Aaa             5,200            5,248,731
------------------------------------------------------------------------------------------------
Florida (State of) Local
   Government Finance
   Commission (Pooled
   Financing Program);
   Series 1994 A,
   Commercial Paper
   (LOC-Wachovia Bank N.A.)
   3.58%, 02/15/07 (b)                      --        P-1            12,286           12,286,000
------------------------------------------------------------------------------------------------
Florida Gulf Coast
   University Financing
   Corp. (Capital
   Improvement); Series
   2003, VRD RB
   (LOC-Wachovia Bank, N.A.)
   4.03%, 12/01/33 (b)(c)                   --        VMIG1           1,000            1,000,000
------------------------------------------------------------------------------------------------
Highlands (County of)
   Health Facilities
   Authority (Adventist
   Health); Series 2006 A,
   Refunding VRD RB
   (INS-Financial Security
   Assurance Inc.)
   3.93%, 11/15/30 (c)(e)                  A-1+       VMIG1          15,000           15,000,000
------------------------------------------------------------------------------------------------
Hillsborough (County of)
   (MOSI-Charter School
   Project); Series 2001,
   VRD IDR (LOC-Bank of
   America, N.A.)
   3.95%, 08/01/16(b)(c)(j)                 --         --             1,000            1,000,000
------------------------------------------------------------------------------------------------
Hillsborough (County of)
   (MOSI-IBHS Project);
   Series 2001, VRD IDR
   (LOC-Bank of America,
   N.A.)
   3.95%, 05/01/22(b)(c)(j)                 --         --             2,190            2,190,000
------------------------------------------------------------------------------------------------
Hillsborough (County of)
   Industrial Development
   Authority (Tampa
   Metropolitan Area YMCA
   Project); Series 2000,
   VRD IDR (LOC-Bank of
   America, N.A.)
   3.92%, 03/01/25(b)(c)(j)                 --         --             6,050            6,050,000
------------------------------------------------------------------------------------------------
Jacksonville (City of)
   Health Facilities
   Authority (Baptist
   Medical Center
   Project); Series 2004,
   Commercial Paper RB
   (LOC-Bank of America,
   N.A.)
   3.51%, 02/06/07 (b)                     A-1+        --            17,000           17,000,000
------------------------------------------------------------------------------------------------
Jacksonville (City of)
   Health Facilities
   Authority (Samuel C.
   Taylor Foundation
   Project); Series 1998,
   VRD RB (LOC-Bank of
   America, N.A.)
   (Acquired 02/20/01;
   Cost $2,400,000)
   3.95%, 12/01/23(b)(c)(f)(j)              --         --             2,400            2,400,000
------------------------------------------------------------------------------------------------
Jacksonville (City of)
   Health Facilities
   Authority (University
   of Florida Jacksonville
   Physicians, Inc.);
   Series 2002, VRD RB
   (LOC-Bank of America,
   N.A.)
   4.00%, 06/01/22 (b)(c)                   --        VMIG1          11,245           11,245,000
------------------------------------------------------------------------------------------------
JEA Water and Sewer System
   Series 2002 B, RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 10/01/07 (c)(e)                  AAA        Aaa             1,350            1,366,428
------------------------------------------------------------------------------------------------
Miami-Dade (County of)
   Industrial Development
   Authority (Christopher
   Columbus High School
   Project); Series 2006,
   VRD RB (LOC-Regions
   Bank)
   3.93%, 06/01/31 (b)(c)                   --        VMIG1           8,000            8,000,000
------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
   Trust Floater Ctfs.
   (Florida (State of)
   Department of
   Environmental
   Protection); Series
   2002-722, Floating Rate
   Trust Ctfs. VRD RB
   (Acquired 11/13/02;
   Cost $9,690,000)
   3.95%, 07/01/22(c)(f)(g)                A-1         --             9,690            9,690,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-4

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

North Miami (City of)
   Educational Facilities
   (Miami Country Day
   School Project); Series
   1999, VRD RB (LOC-Bank
   of America, N.A.)
   3.92%, 08/01/19(b)(c)(j)                 --         --         $   1,450         $  1,450,000
------------------------------------------------------------------------------------------------
Orange (County of) Health
   Facilities Authority
   (Adventist Health
   System/Sunbelt Inc.);
   Series 1992, VRD RB
   (LOC-SunTrust Bank)
   3.98%, 11/15/14 (b)(c)                  A-1+       VMIG1           1,335            1,335,000
------------------------------------------------------------------------------------------------
Orange (County of)
   Industrial Development
   Authority (Christian
   Prison Ministry, Inc.
   Project); Series 2005,
   VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 11/01/30
   (b)(c)(j)                                --         --             6,100            6,100,000
------------------------------------------------------------------------------------------------
Palm Beach (County of)
   Educational Facilities
   Authority (Palm Beach
   Atlantic College Inc.);
   Series 2001,
   Educational Facilities
   VRD RB (LOC-Bank of
   America, N.A.)
   3.92%, 12/01/31
   (b)(c)(j)                                --         --            13,300           13,300,000
------------------------------------------------------------------------------------------------
Palm Beach (County of)
   Housing Finance
   Authority (Emerald Bay
   Club Apartments);
   Series 2004, Refunding
   Multi-Family Housing
   VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.94%, 06/01/30 (b)(c)                  A-1+       P-1             8,000            8,000,000
------------------------------------------------------------------------------------------------
Palm Beach (County of)
   School Board Public
   Finance; Series 2005,
   Commercial Paper
   (LOC-Bank of America,
   N.A.)
   3.62%, 02/15/07 (b)                     A-1+       P-1             4,000            4,000,000
------------------------------------------------------------------------------------------------
Port Orange (City of)
   (Palmer College of
   Chiropratic Florida
   Project); Series 2002,
   VRD RB (LOC-LaSalle
   Bank N.A.)
   3.92%, 10/01/32 (b)(c)                  A-1         --             4,000            4,000,000
------------------------------------------------------------------------------------------------
Seminole (County of)
   Industrial Development
   Authority (Hospice of
   the Comforter Project);
   Series 2006, Healthcare
   Facilities VRD RB
   (LOC-Fifth Third Bank)
   3.96%, 12/01/25 (b)(c)                  A-1+        --             4,730            4,730,000
------------------------------------------------------------------------------------------------
Seminole (County of)
   School District; Series
   2006, Unlimited Tax GO
   TAN
   4.50%, 09/13/07                          --        MIG1           23,000           23,146,692
------------------------------------------------------------------------------------------------
Tampa (City of) (Agency
   for Community Treatment
   DACCO Project); Series
   2001, VRD RB (LOC-Bank
   of America, N.A.)
   3.95%, 07/01/22
   (b)(c)(j)                                --         --             4,730            4,730,000
------------------------------------------------------------------------------------------------
Tampa (City of) (Lowry
   Park Zoological Society
   of Tampa, Inc.
   Project); Series 2000
   A, VRD RB (LOC-Bank of
   America, N.A.)
   3.95%, 11/01/25
   (b)(c)(j)                                --         --             1,100            1,100,000
================================================================================================
                                                                                     239,207,851
================================================================================================

GEORGIA-5.84%

ABN AMRO Munitops Ctfs.
   Trust (Fulton (County
   of) Water & Sewer
   Revenue Bonds); Series
   2004-15, Non-AMT VRD
   Ctfs.
   (Acquired 10/12/04;
   Cost $9,995,000)
   3.95%, 01/01/12
   (c)(f)(g)                                --        VMIG1           9,995            9,995,000
------------------------------------------------------------------------------------------------
Atlanta (City of)
   Metropolitan Rapid
   Transit Authority;
   Series 1998 A,
   Refunding Second
   Indenture RB (INS-MBIA
   Insurance Corp.)
   6.25%, 07/01/07 (e)                     AAA        Aaa             9,000            9,112,473
------------------------------------------------------------------------------------------------
Burke (County of)
   Development Authority
   (Oglethorpe Power
   Corp.);
   Series 1994 A
   VRD PCR (INS-Financial
   Guaranty Insurance Co.)
   3.95%, 01/01/19(c)(e)                   A-1+       VMIG1          25,698           25,698,000
------------------------------------------------------------------------------------------------
   Series 2006 A
   Commercial Paper PCR
   (INS-Ambac Assurance Corp.)
   3.58%, 01/19/07(e)                      A-1+       VMIG1          13,450           13,450,000
------------------------------------------------------------------------------------------------
   Series 2006 B-3
   Commercial Paper PCR
   (INS-Ambac Assurance Corp.)
   3.58%, 01/25/07(e)                      A-1+        VMIG1          17,540          17,540,000
------------------------------------------------------------------------------------------------
Cobb (County of)
   Development Authority
   (YMCA of Cobb County);
   Series 2003, VRD RB
   (LOC-Branch Banking & Trust Co.)
   3.95%, 12/01/25 (b)(c)                   --        VMIG1           1,200            1,200,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-5

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Conyers-Rockdale-Big
   Haynes Impoundment
   Authority; Series 1998,
   VRD RB (INS-Financial
   Security Assurance Inc.)
   3.90%, 07/01/22 (c)(e)                   --        VMIG1       $    3,040        $  3,040,000
------------------------------------------------------------------------------------------------
Dahlonega (City of)
   Downtown Development
   Authority (North
   Georgia Student Housing
   Project); Series 2001
   A, VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.90%, 06/01/28 (b)(c)                   --        VMIG1           3,300            3,300,000
------------------------------------------------------------------------------------------------
DeKalb (County of) Housing
   Authority (Wood Hills
   Apartment Project);
   Series 1988, Refunding
   Floating Rate
   Multi-Family Housing RB
   (LOC-Bank of America,
   N.A.)
   3.95%, 12/01/07 (b)(c)                  A-1+        --             9,250            9,250,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Georgia (State of));
   Series 1995B-94C A
   COP GO
   (Acquired 11/09/06;
   Cost $11,880,000)
   3.96%,
   03/01/11(c)(f)(g)                       A-1+        --            11,880           11,880,000
------------------------------------------------------------------------------------------------
   Series 2000-1001 A
   COP GO (Acquired 07/26/00;
   Cost $20,000,000) 3.96%,
   07/01/15(c)(f)(g)                       A-1+        --            20,000           20,000,000
------------------------------------------------------------------------------------------------

Floyd (County of)
   Development Authority
   (Shorter College
   Project);  Series 1998,
   VRD RB (LOC-SunTrust Bank)
   3.96%, 06/01/17 (b)(c)                  A-1+        --             1,600            1,600,000
------------------------------------------------------------------------------------------------
Forsyth (County of)
   Development Authority
   (Pinecrest Academy Inc.
   Project); Series 2000,
   VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 09/01/25 (b)(c)                  --        VMIG1           8,800             8,800,000
------------------------------------------------------------------------------------------------
Fulton (County of)
   Development Authority
   (Atlanta Park II
   Project); Series 1997,
   Refunding VRD RB
   (LOC-Wachovia Bank,
   N.A.)
   (Acquired 04/12/06;
   Cost $1,350,000)
   3.97%, 10/01/10
   (b)(c)(f)                                --        Aa2             1,350            1,350,000
------------------------------------------------------------------------------------------------
Fulton (County of)
   Development Authority
   (Bridgeway Foundation
   for Education Project);
   Series 2000,
   Educational Facilities
   VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.97%, 06/01/15 (b)(c)                  A-1+        --             1,725            1,725,000
------------------------------------------------------------------------------------------------
Fulton (County of)
   Development Authority
   (Doris & Alex Weber
   Jewish Community High
   School Project); Series
   2006, VRD RB
   (LOC-Branch Banking &
   Trust Co.)
   3.95%, 12/01/30 (b)(c)                   --        VMIG1           4,500            4,500,000
------------------------------------------------------------------------------------------------
Fulton (County of)
   Development Authority
   (Kings Ridge Christian
   School); Series 2006,
   VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 05/01/26 (b)(c)                   --        VMIG1           7,000            7,000,000
------------------------------------------------------------------------------------------------
Fulton (County of)
   Development Authority
   (Mount Vernon
   Presbyterian School);
   Series 2005, VRD RB
   (LOC-Branch Banking &
   Trust Co.)
   3.95%, 08/01/35 (b)(c)                   --        VMIG1           4,100            4,100,000
------------------------------------------------------------------------------------------------
Georgia (State of)
   Municipal Gas Authority
   (Gas Portfolio III
   Project); Series 2003
   B, VRD RB (LOC-Wachovia
   Bank, N.A., JPMorgan
   Chase Bank, N.A.)
   3.92%, 02/01/15 (b)(c)                  A-1+       P-1            15,000           15,000,000
------------------------------------------------------------------------------------------------
Georgia (State of) Road
   and Tollway Authority
   (Federal Highway
   Grant); Series 2006,
   Revenue BAN
   4.50%, 06/01/07                          AA-       Aa3            18,865           18,928,836
------------------------------------------------------------------------------------------------
Georgia (State of) Road
   and Tollway Authority
   (Federal Highway
   Reimbursement); Series
   2006, RB
   4.50%, 06/01/07                          AA-       Aa3             4,920            4,936,649
------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta
   (City of) Water &
   Wastewater); Series
   2004-520, VRD RB
   (Acquired 04/20/05;
   Cost $37,495,000)
   3.97%, 05/01/12(c)(f)(g)                A-1         --           37,495           37,495,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-6

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

JPMorgan PUTTERs (Rockdale
   (County of) Water &
   Sewer Authority);
   Series 2006-1342, VRD
   RB
   (Acquired 05/24/06;
   Cost $2,940,000)
   3.97%, 07/01/13
   (c)(f)(g)                                --        VMIG1       $   2,940         $  2,940,000
------------------------------------------------------------------------------------------------
Savannah (City of)
   Economic Development
   Authority (Westside
   Urban Health Center);
   Series 2002 A, VRD RB
   (LOC-SunTrust Bank)
   3.97%, 03/01/18 (b)(c)                   --        VMIG1           2,445            2,445,000
------------------------------------------------------------------------------------------------
Smyrna (City of) Hospital
   Authority (Ridgeview
   Institute Inc.
   Project); Series 2002,
   VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.97%, 11/01/27 (b)(c)                   --        VMIG1           1,760            1,760,000
================================================================================================
                                                                                     237,045,958
================================================================================================

HAWAII-0.48%

ABN AMRO Munitops Ctfs.
   Trust (Hawaii (State
   of)); Series 2002-34,
   Non-AMT VRD Unlimited
   Tax GO (Acquired 12/29/06;
   Cost $10,420,000)
   3.94%, 07/01/10
   (c)(f)(g)                                --        VMIG1          10,420           10,420,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Hawaii (State of));
   Series 2000-1101, VRD
   COP (Acquired 01/11/01;
   Cost $6,000,000)
   3.96%, 12/01/16
   (c)(f)(g)                               A-1+        --             6,000            6,000,000
------------------------------------------------------------------------------------------------
Hawaii (State of); Series
   1997 CN, Unlimited Tax
   GO (INS-Financial
   Guaranty Insurance Co.)
   6.25%, 03/01/07(e)                      AAA        Aaa             3,000            3,012,555
================================================================================================
                                                                                      19,432,555
================================================================================================

IDAHO-0.78%

Custer (County of)
   Pollution Control
   (Amoco Oil Co.-Standard
   Oil Industry Project);
   Series 1983, VRD PCR
   3.55%, 10/01/09 (c)(d)                  A-1+        --            22,200           22,200,000
------------------------------------------------------------------------------------------------
Idaho (State of) Health
   Facilities Authority
   (Pooled Financing
   Program); Series 1985,
   VRD ACES RB (LOC-U.S.
   Bank, N.A.)
   3.90%, 10/01/10 (b)(c)                   --        VMIG1           1,400            1,400,000
------------------------------------------------------------------------------------------------
Idaho (State of); Series
   2006, Unlimited Tax GO
   TAN
   4.50%, 06/29/07                        SP-1+       MIG1            8,000            8,030,106
================================================================================================
                                                                                      31,630,106
================================================================================================

ILLINOIS-14.70%

ABN AMRO Munitops Ctfs.
   Trust (Chicago (City
   of) Board of
   Education); Series
   2002-4, VRD GO Ctfs.
   (Acquired 11/10/05;
   Cost $24,225,000)
   3.94%, 12/01/09(c)(f)(g)                 --        VMIG1          24,225           24,225,000
------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
   Trust (Chicago (City
   of));
   Series 2001-34
   Refunding Multi-State
   Non-AMT VRD Limited Tax
   Ctfs.
   (Acquired 11/15/01;
   Cost $10,000,000)
   3.96%,
   07/01/07(c)(f)(g)                        --        VMIG1          10,000           10,000,000
------------------------------------------------------------------------------------------------
   Series 2005-40
   Non-AMT VRD Unlimited
   Tax GO
   (Acquired 11/30/05;
   Cost $15,165,000)
   3.96%,
   07/01/13(c)(f)(g)(j)                     --         --            15,165           15,165,000
------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
   Trust (Illinois (State
   of) Finance Authority
   (Northwestern
   University)); Series
   2006-67, Non-AMT VRD RB
   (Acquired 10/18/06;
   Cost $9,995,000)
   3.96%, 12/01/13
   (c)(f)(g)                                --        VMIG1           9,995            9,995,000
------------------------------------------------------------------------------------------------
Aurora (City of) Economic
   Development (Aurora
   University); Series
   2004, VRD RB
   (LOC-Harris N.A.)
   3.97%, 03/01/35 (b)(c)                  A-1+       VMIG1           7,250            7,250,000
------------------------------------------------------------------------------------------------
Bear Stearns Municipal
   Securities Trust Ctfs.
   (State of Illinois);
   Series 1998-25 A
   VRD RB (Acquired 08/26/99;
   Cost $10,000,000)
   3.94%,  03/15/07(c)(f)(g)               A-1         --            10,000           10,000,000
------------------------------------------------------------------------------------------------
   Series 2002-190 A
   VRD RB (Acquired 05/06/02;
   Cost $10,130,000)
   3.94%, 06/05/14(c)(f)(g)                A-1         --            10,130           10,130,000
------------------------------------------------------------------------------------------------
Channahon (City of)
   (Morris Hospital);
   Series 2003 A
   Refunding VRD RB
   (LOC-U.S. Bank, N.A.)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-7

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

   3.94%, 12/01/23(b)(c)                   A-1+        --         $   1,400         $  1,400,000
------------------------------------------------------------------------------------------------
   Series 2003 B
   VRD RB (LOC-U.S. Bank,
   N.A.)
   3.94%, 12/01/32(b)(c)                   A-1+        --             1,100            1,100,000
------------------------------------------------------------------------------------------------
Chicago (City of) Board of
   Education; Series 2000
   D, Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.)
   3.95%, 03/01/32 (c)(e)                  A-1+       VMIG1           2,000            2,000,000
------------------------------------------------------------------------------------------------
Chicago (City of) Sales
   Tax; Series 2002,
   Refunding VRD RB
   (INS-Financial Guaranty
   Insurance Co.)
   3.95%, 01/01/34 (c)(e)                  A-1+       VMIG1           7,835            7,835,000
------------------------------------------------------------------------------------------------
Cook (County of) Community
   College District No.
   524- Moraine Valley
   Community College
   Series  2007 A,
   Unlimited Tax GO
   5.00%, 12/01/07                          --        Aa1             1,250            1,265,125
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Chicago (City of)
   O'Hare International
   Airport); Series
   2006-0056 A, VRD COP
   (Acquired 03/22/06;
   Cost $6,200,000)
   3.96%, 01/01/33 (c)(f)(g)               A-1+        --             6,200            6,200,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Chicago (City of) Park
   District); Series
   2002-1306 A, Unlimited
   Tax VRD COP
   (Acquired 05/02/02;
   Cost $5,500,000)
   3.96%, 01/01/29 (c)(f)(g)               A-1+        --             5,500            5,500,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Chicago (City of)
   Water & Sewer); Series
   2001-1308, VRD COP
   (Acquired 12/12/01;
   Cost $8,655,000)
   3.96%, 11/01/26 (c)(f)(g)               A-1+        --             8,655            8,655,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Chicago (City of));
   Series 2001-1305, VRD
   COP
   (Acquired 04/20/01;
   Cost $4,950,000)
   3.98%, 01/01/35
   (c)(f)(g)                               A-1+        --             4,950            4,950,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Illinois (State of));
   Series 2000-1304, VRD
   COP (Acquired 06/27/00;
   Cost $7,340,000)
   3.96%, 06/01/21 (c)(f)(g)               A-1+        --             7,340            7,340,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Regional
   Transportation
   Authority); Series
   2000-1303, VRD COP
   (Acquired 03/26/01;
   Cost $19,000,000)
   3.96%, 07/01/23 (c)(f)(g)               A-1+        --            19,000           19,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Chicago
   Shakespeare Theater
   Project); Series 1999,
   VRD RB (LOC-LaSalle
   Bank N.A.)
   (Acquired 09/24/03;
   Cost $4,100,000)
   3.94%, 01/01/19 (b)(c)(f)               A-1         --             4,100            4,100,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Christian
   Heritage Academy);
   Series 2001, VRD RB
   (LOC-Fifth Third Bank)
   4.08%, 12/01/21 (b)(c)                  A-1+        --             4,625            4,625,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Embers
   Elementary School
   Project); Series 2002,
   Educational Facilities
   VRD RB (LOC-LaSalle
   Bank N.A.)
   (Acquired 11/04/03;
   Cost $2,175,000)
   3.94%, 04/01/32 (b)(c)(f)               A-1         --             2,175            2,175,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Fenwick High
   School Project); Series
   1997, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 03/01/32 (b)(c)                  A-1+        --             3,000            3,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Glenwood
   School for Boys);
   Series 1998, VRD RB
   (LOC-Harris N.A.)
   3.97%, 02/01/33 (b)(c)                  A-1+        --             2,250            2,250,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (James Jordan
   Boys & Girls Club and
   Family Center Project);
   Series 1995, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A., LaSalle
   Bank N.A.)
   (Acquired 10/18/05;
   Cost $4,700,000)
   3.97%, 08/01/30 (b)(c)(f)               A-1         --             4,700            4,700,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-8

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
   Development Finance
   Authority (Lyric Opera
   Chicago Project);
   Series 1994, VRD RB
   (LOC-Northern Trust
   Co., Harris N.A.,
   JPMorgan Chase Bank,
   N.A.)
   3.95%, 12/01/28 (b)(c)                  A-1+       VMIG1       $  20,600         $ 20,600,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Museum of
   Contemporary Art
   Project); Series 1994,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.,
   Northern Trust Co.)
   3.95%, 02/01/29 (b)(c)                  A-1+       VMIG1           9,500            9,500,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority
   (Providence-St. Mel
   School Project); Series
   2002, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 06/01/37 (b)(c)                   --        VMIG1           1,360            1,360,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Radiological
   Society of North
   America, Inc. Project);
   Series 1997, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   (Acquired 04/07/06;
   Cost $1,600,000)
   3.98%, 06/01/17
   (b)(c)(f)                               A-1+        --             1,600            1,600,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Rosecrance
   Inc. Project); Series
   2003, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 10/01/24 (b)(c)                  A-1+        --             2,825            2,825,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Teachers
   Academy for Mathamatics
   & Science); Series
   2001, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 02/01/21 (b)(c)                   --        VMIG1           2,730            2,730,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Uhlich
   Childrens Home
   Project); Series 2002,
   VRD IDR (LOC-JPMorgan
   Chase Bank, N.A.)
   3.97%, 10/01/33 (b)(c)                   --        VMIG1           1,200            1,200,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (Village of
   Oak Park Residence
   Corp. Project); Series
   2001, VRD RB
   (LOC-LaSalle Bank N.A.)
   (Acquired 01/29/03;
   Cost $2,975,000)
   3.94%, 07/01/41
   (b)(c)(f)                               A-1         --             2,975            2,975,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (West Central
   Illinois Educational
   Telecommunications
   Corp. Project); Series
   2002, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.98%, 09/01/32 (b)(c)                   --        VMIG1           3,600            3,600,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Development Finance
   Authority (YMCA of
   Metropolitan Chicago
   Project); Series 2001,
   VRD RB (LOC-Harris N.A.)
   3.95%, 06/01/29 (b)(c)                  A-1+        --             1,000            1,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Arts Club of
   Chicago); Series 1996,
   VRD RB (LOC-Northern
   Trust Co.)
   3.97%, 01/01/26 (b)(c)                  A-1+        --             8,000            8,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Aurora
   University); Series
   2002, RB (LOC-Fifth
   Third Bank)
   3.97%, 03/01/32 (b)(c)                   --        VMIG1           4,900            4,900,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Chicago
   Childrens Museum);
   Series 1994, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 02/01/28 (b)(c)                  A-1        VMIG1           1,200            1,200,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Cultural
   Pooled Financing
   Program); Series 1985,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.92%, 12/01/25 (b)(c)                   --        VMIG1           2,500            2,500,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-9

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
   Educational Facilities
   Authority (Dominican
   University); Series
   2000 B, VRD RB
   (LOC-Allied Irish Banks
   PLC)
   3.97%, 10/01/30 (b)(c)(d)                --         VMIG1      $  11,000         $ 11,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Elmhurst
   College); Series 2003,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.97%, 03/01/33 (b)(c)                   --        VMIG1           2,100            2,100,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Field Museum
   of Natural History);
   Series 1998, VRD RB
   (LOC-Bank of America,
   N.A.)
   3.95%, 11/01/32 (b)(c)                  A-1+        --             3,950            3,950,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Lincoln Park
   Society); Series 1999,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.95%, 01/01/29 (b)(c)                  A-1+        --             1,000            1,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Museum of
   Science & Industry);
   Series 1992, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 10/01/26 (b)(c)                   --        VMIG1           3,250            3,250,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority
   (National-Louis
   University);
   Series 1999 A
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.94%, 06/01/29(b)(c)                   A-1+        --             5,600            5,600,000
------------------------------------------------------------------------------------------------
   Series 1999 B
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.98%, 06/01/29(b)(c)                   A-1+        --             3,100            3,100,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority (Shedd
   Aquarium Society);
   Series 1987 B,
   Commercial Paper
   (LOC-Bank of America,
   N.A.)
   3.70%, 04/16/07 (b)                      --        VMIG1          18,000           18,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Educational Facilities
   Authority; Series 1998,
   Pooled Financing VRD RB
   (LOC-Bank of America,
   N.A.)
   3.97%, 03/01/28 (b)(c)                  A-1+        --             2,720            2,720,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Benedictine University
   Project); Series 2006,
   VRD RB (LOC-National
   City Bank of the
   Midwest)
   3.93%, 03/01/26 (b)(c)                  A-1         --             6,500            6,500,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Franciscan
   Communities, Inc.-- The
   Village at Victory
   Lakes); Series 2006 A,
   VRD RB (LOC-LaSalle
   Bank N.A.)
   3.93%, 05/01/36 (b)(c)                  A-1         --             8,045            8,045,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Jewish Charities);
   Series 2006 O6-07 A,
   VRD RN (LOC-Harris N.A.)
   3.95%, 06/29/07 (b)(c)                  A-1+        --             8,890            8,890,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Latin School of
   Chicago Project);
   Series 2005 A,
   Refunding VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.95%, 08/01/28 (b)(c)                   --         VMIG1          9,100            9,100,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Loyola University
   Health System); Series
   2006 B, VRD RB
   (LOC-Harris N.A.)
   3.90%, 04/01/41 (b)(c)                   --        VMIG1          15,000           15,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Mercy Alliance
   Project); Series 2005,
   VRD RB (LOC-M&I
   Marshall & Ilsley Bank)
   3.93%, 02/15/35 (b)(c)                   --        VMIG1          14,000           14,000,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (North Park University
   Project); Series 2005,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.95%, 07/01/35 (b)(c)                  A-1+        --             2,900            2,900,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Northwestern
   University); Series
   2004 A, VRD RB
   3.88%, 12/01/34 (c)                     A-1+       VMIG1          25,300           25,300,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Search Development
   Center Inc. Project);
   Series 2004, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 06/01/24 (b)(c)                   --         VMIG1          5,075            5,075,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-10

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
   Finance Authority
   (Sunshine Through Golf
   Foundation Project);
   Series 2004 A, VRD RB
   (LOC-LaSalle Bank N.A.)
   3.94%, 11/01/24 (b)(c)                  A-1         --         $   2,100         $  2,100,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority
   (Three Crowns Park
   Plaza); Series 2006 C,
   VRD RB (LOC-Allied
   Irish Banks PLC)
   3.93%, 02/15/38
   (b)(c)(d)(j)                             --         --             7,500            7,500,000
------------------------------------------------------------------------------------------------
Illinois (State of)
   Finance Authority (YMCA
   of Metropolitan Chicago
   Project); Series 2004,
   VRD RB (LOC-Harris N.A.)
   3.95%, 06/01/34 (b)(c)                   --        VMIG1           2,000            2,000,000
------------------------------------------------------------------------------------------------
Illinois (State of) Health
   Facilities Authority
   (Blessing Hospital);
   Series 1999 B, VRD RB
   (INS-Financial Security
   Assurance Inc.)
   3.95%, 11/15/29 (c)(e)                  A-1+       VMIG1           6,575            6,575,000
------------------------------------------------------------------------------------------------
Illinois (State of) Health
   Facilities Authority
   (Cradle Society
   Project); Series 1998,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.97%, 04/01/33 (b)(c)                  A-1+        --             1,200            1,200,000
------------------------------------------------------------------------------------------------
Illinois (State of) Health
   Facilities Authority
   (Northwestern Memorial
   Hospital); Series 1995,
   VRD RB 3.95%, 08/15/25 (c)              A-1+       VMIG1          22,835           22,835,000
------------------------------------------------------------------------------------------------
Illinois (State of) Health
   Facilities Authority
   (Park Plaza Retirement
   Center); Series 1996,
   Multi-Family VRD RB
   (LOC-LaSalle Bank N.A.)
   3.97%, 09/15/20 (b)(c)                  A-1         --             7,350            7,350,000
------------------------------------------------------------------------------------------------
Illinois (State of) Health
   Facilities Authority
   (The University of
   Chicago Hospitals);
   Series 1998, VRD RB
   (INS-MBIA Insurance
   Corp.) 4.00%, 08/01/26 (c)(e)           A-1+       VMIG1           3,780            3,780,000
------------------------------------------------------------------------------------------------
Illinois (State of) Health
   Facilities Authority;
   Series 1985 C
   Revolving Fund Pooled
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.95%, 08/01/15(b)(c)                   A-1+       VMIG1           5,400            5,400,000
------------------------------------------------------------------------------------------------
   Series 1985 D
   Revolving Fund Pooled
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.95%, 08/01/15(b)(c)                   A-1+       VMIG1          13,450           13,450,000
------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago
   (City of) Park
   District); Series 2005
   974, VRD Limited Tax GO
   (Acquired 07/06/05;
   Cost $1,095,000)
   3.97%, 01/01/13
   (c)(f)(g)                               A-1         --             1,095            1,095,000
------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago
   (City of) Water
   Revenue); Series 2006
   1419, VRD RB
   (Acquired 07/26/06;
   Cost $5,345,000)
   3.97%, 05/01/14 (c)(f)(g)               A-1+        --             5,345            5,345,000
------------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois
   (State of) State Toll
   Highway Authority);
   Series 2006 1354, VRD
   RB (Acquired 06/07/06;
   Cost $13,375,000)
   3.97%, 01/01/14 (c)(f)(g)               A-1+        --            13,375           13,375,000
------------------------------------------------------------------------------------------------
Lombard (City of) (Clover
   Creek Apartments
   Project); Series 2000,
   Multi-Family Housing
   VRD RB (CEP-Federal
   National Mortgage
   Association)
   3.93%, 12/15/30 (c)                     A-1+        --            14,855           14,855,000
------------------------------------------------------------------------------------------------
McCook (Village of)
   (Illinois St. Andrew
   Society);
   Series 1996 A
   VRD RB (LOC-Northern
   Trust Co.)
   3.92%, 12/01/21(b)(c)                   A-1+        --             5,000            5,000,000
------------------------------------------------------------------------------------------------
   Series 1996 B
   VRD RB (LOC-Northern
   Trust Co.)
   3.92%, 12/01/21(b)(c)                   A-1+        --             1,700            1,700,000
------------------------------------------------------------------------------------------------
Monmouth (City of)
   Industrial Development
   Project (Monmouth
   College); Series 2005,
   VRD IDR (LOC-Allied
   Irish Banks PLC)
   3.94%, 06/01/35
   (b)(c)(d)                                --        VMIG1           6,185            6,185,000
------------------------------------------------------------------------------------------------
Morton Grove (Village of)
   Cultural Facility
   (Illinois Holocaust
   Museum and Educational
   Center Project); Series
   2006, VRD RB
   (LOC-LaSalle Bank N.A.)
   3.94%, 12/01/41 (b)(c)                   --        VMIG1           4,750            4,750,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-11

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Peoria (County of)
   Community Unit School
   District No. 323
   (Dunlap); Series 2006,
   VRD Unlimited GO
   (INS-Financial Security
   Assurance Inc.)
   3.95%, 04/01/26 (c)(e)                   --        VMIG1       $   8,950         $  8,950,000
------------------------------------------------------------------------------------------------
Quincy (City of) (Blessing
   Hospital Project);
   Series 2004, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 11/15/33 (b)(c)                  A-1+       VMIG1           4,930            4,930,000
------------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust
   II-R (The Board of
   Trustee University of
   Illinois Auxiliary
   Facilities System);
   Series 2006-1076, VRD
   RB (Acquired 10/04/06;
   Cost $6,045,000)
   3.95%, 04/01/29 (c)(f)(g)                --        VMIG1           6,045            6,045,000
------------------------------------------------------------------------------------------------
Rochelle (City of) Ogle
   County Hospital
   Facility (Rochelle
   Community Hospital
   Project); Series 2004,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.98%, 08/01/34 (b)(c)                   --        VMIG1           1,400            1,400,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central
   Lake (County of) Joint
   Action Water Agency);
   Series 2003 B18, VRD RB
   (Acquired 02/19/03;
   Cost $9,685,000)
   3.95%, 05/01/20
   (c)(f)(g)                                --        VMIG1           9,685            9,685,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago
   (City of)); Series 2000
   A12, VRD Limited Tax GO
   (Acquired 10/13/00;
   Cost $12,200,000)
   3.95%, 01/01/23
   (c)(f)(g)                                --        VMIG1          12,200           12,200,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional
   Transportation
   Authority); Series 2002
   A41, VRD Unlimited Tax
   GO (Acquired 07/25/02;
   Cost $17,560,000)
   3.95%, 06/01/17 (c)(f)(g)                --        VMIG1          17,560           17,560,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs
   (University of
   Illinois); Series 2000
   S, VRD GO
   (Acquired 03/20/00;
   Cost $17,900,000)
   3.95%, 04/01/30 (c)(f)(g)                --        VMIG1          17,900           17,900,000
------------------------------------------------------------------------------------------------
Will (County of)
   (University of St.
   Francis); Series 2005,
   VRD RB (LOC-Fifth Third
   Bank)
   3.97%, 12/01/25 (b)(c)                   --        VMIG1          10,900           10,900,000
================================================================================================
                                                                                     596,445,125
================================================================================================

INDIANA-5.20%

ABN AMRO Munitops Ctfs.
   Trust (Indianapolis
   (City of) Public
   Improvement Bond Bank
   Waterworks); Series
   2002-7, Non-AMT VRD RB
   (Acquired 11/17/05;
   Cost $5,000,000)
   3.95%, 07/01/10 (c)(f)(g)                --        VMIG1           5,000            5,000,000
------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
   Trust (Wayne (Township
   of), Marion (County of)
   School Building Corp.);
   Series 2003-27
   Multi-State Non-AMT VRD
   RB (Acquired 11/12/03;
   Cost $13,795,000)
   3.94%, 07/15/11(c)(f)(g)                 --        VMIG1          13,795           13,795,000
------------------------------------------------------------------------------------------------
   Series 2003-32
   Multi-State Non-AMT VRD
   RB Ctfs.
   (Acquired 01/31/06;
   Cost $17,900,000)
   3.94%, 01/15/12(c)(f)(g)(j)              --         --            17,900           17,900,000
------------------------------------------------------------------------------------------------
Franklin (County of)
   Economic Development
   Authority (Sisters of
   St. Francis Project);
   Series 1998, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.97%, 12/01/18 (b)(c)                  A-1+        --             1,060            1,060,000
------------------------------------------------------------------------------------------------
Goshen (City of) Economic
   Development Authority
   (Goshen College
   Project); Series 2004,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.97%, 10/01/34 (b)(c)                   --        VMIG1           2,000           2,000,000
------------------------------------------------------------------------------------------------
Indiana (State of) Bond
   Bank; Series 2006 A,
   Midyear Funding Program
   Notes 4.50%, 02/02/07                  SP-1+       --             19,355           19,369,189
------------------------------------------------------------------------------------------------
Indiana (State of)
   Development Finance
   Authority (Eiteljorg
   Museum of American
   Indians and Western
   Art, Inc. Project);
   Series 2004,
   Educational Facilities
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.95%, 02/01/24 (b)(c)                   --        VMIG1          16,500           16,500,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-12

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of)
   Development Finance
   Authority (Indiana
   Historical Society,
   Inc. Project);
   Series 1996
   Educational Facilities
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   (Acquired 07/25/05; ost
   $6,360,000) 3.95%,
   08/01/31(b)(c)(f)                       A-1+        --         $   6,360         $  6,360,000
------------------------------------------------------------------------------------------------
   Series 1997
   Educational Facilities
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   (Acquired 07/03/06;
   Cost $2,000,000) 3.95%,
   08/01/31(b)(c)(f)                       A-1+         --            2,000            2,000,000
------------------------------------------------------------------------------------------------
Indiana (State of)
   Development Finance
   Authority (Indianapolis
   Museum of Art);
   Series 2001
   Educational Facilities
   Historical VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.95%, 02/01/36(b)(c)                    --        VMIG1          25,800           25,800,000
------------------------------------------------------------------------------------------------
   Series 2002
   Educational Facilities
   Historical VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.95%, 02/01/37(b)(c)                    --        VMIG1           3,700            3,700,000
------------------------------------------------------------------------------------------------
   Series 2004
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.95%, 02/01/39(b)(c)                    --        VMIG1          43,900           43,900,000
------------------------------------------------------------------------------------------------
Indiana (State of)
   Educational Facilities
   Authority (Marian
   College Project);
   Series 2003, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.98%, 04/01/24 (b)(c)                   --        VMIG1           1,100            1,100,000
------------------------------------------------------------------------------------------------
Indiana (State of)
   Educational Facilities
   Authority (Wabash
   College Project);
   Series 2003, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.95%, 12/01/23 (b)(c)                   --         VMIG1          3,835            3,835,000
------------------------------------------------------------------------------------------------
Indiana (State of) Health
   & Educational
   Facilities Financing
   Authority (Floyd
   Memorial Hospital and
   Health Services
   Project); Series 2006,
   VRD RB (LOC-National
   City Bank)
   4.05%, 10/01/36 (b)(c)                  A-1         --             5,000            5,000,000
------------------------------------------------------------------------------------------------
Indiana (State of) Health
   Facilities Financing
   Authority (Clark
   Memorial Hospital);
   Series 2004 A, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.98%, 04/01/24 (b)(c)                   --        VMIG1           3,000            3,000,000
------------------------------------------------------------------------------------------------
Indiana (State of) Health
   Facilities Financing
   Authority (Community
   Hospitals Project);
   Series 1997 A, VRD RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.98%, 07/01/27 (b)(c)                  A-1+        --            15,000           15,000,000
------------------------------------------------------------------------------------------------
Indiana (State of) Health
   Facilities Financing
   Authority (Golden Years
   Homestead); Series 2002
   A, VRD RB (LOC-Wells
   Fargo Bank, N.A.)
   3.91%, 06/01/25 (b)(c)                  A-1+        --             6,500            6,500,000
------------------------------------------------------------------------------------------------
St. Joseph (County of)
   Economic Development
   Authority (Holy Cross
   Village Project);
   Series 2006 D, VRD RB
   (LOC-Allied Irish Banks
   PLC)
   3.94%, 05/15/39
   (b)(c)(d)(j)                             --         --             8,000            8,000,000
------------------------------------------------------------------------------------------------
Tippecanoe (County of)
   (Faith Properties Inc.
   Project) Series 2005,
   VRD RB (LOC-Regions
   Bank)
   3.94%, 11/01/30 (b)(c)(j)                --         --             6,475            6,475,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne
   (Township of), Marion
   (County of) School
   Building Corp.); Series
   2006 D-02, RB
   (Acquired 02/23/06;
   Cost $4,710,000)
   3.95%, 07/15/24 (c)(f)(g)              A-1+       --              4,710             4,710,000
================================================================================================
                                                                                     211,004,189
================================================================================================

IOWA-0.53%

Iowa (State of) Finance
   Authority (Care
   Initiatives Project);
   Series 2006 B, Health
   Facilities VRD RB
   (LOC-KBC Bank N.V.)
   4.05%, 11/01/36
   (b)(c)(d)                               A-1+       --              5,000            5,000,000
------------------------------------------------------------------------------------------------
Iowa (State of) Finance
   Authority (Holy Family
   Catholic Schools);
   Series 2006,
   Educational Facilities
   VRD RB (LOC-Allied
   Irish Banks PLC)
   4.05%, 03/01/36
   (b)(c)(d)                               A-1+       --              4,000            4,000,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-13

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa (State of) Finance
   Authority (Morningside
   College Project);
   Series 2002, Private
   College Facility VRD RB
   (LOC-U.S. Bank, N.A.)
   3.97%, 10/01/32 (b)(c)                  A-1+       --          $   1,785         $  1,785,000
------------------------------------------------------------------------------------------------
Iowa (State of) Higher
   Education Loan
   Authority (Graceland
   University); Series
   2003, VRD RB (LOC-Bank
   of America, N.A.)
   3.95%, 02/01/33 (b)(c)                   --        VMIG1           5,820            5,820,000
------------------------------------------------------------------------------------------------
Iowa (State of) Higher
   Education Loan
   Authority; Series 1985,
   Educational Loan
   Private College
   Facility VRD ACES
   (INS-MBIA Insurance
   Corp.)
   3.97%, 12/01/15 (c)(e)                  A-1+       VMIG1           5,100            5,100,000
================================================================================================
                                                                                      21,705,000
================================================================================================

KANSAS-0.97%

Eagle Tax-Exempt Trust
   (Wyandotte (County of)
   Unified Government
   Utility System); Series
   2004-0038 A, VRD COP
   (Acquired 09/08/04;
   Cost $5,000,000)
   3.96%, 09/01/21 (c)(f)(g)               A-1+       --              5,000            5,000,000
------------------------------------------------------------------------------------------------
Leawood (City of); Series
   2006 1, Temporary
   Unlimited GO RN
   3.88%, 10/01/07                          --        MIG1           26,550           26,612,457
------------------------------------------------------------------------------------------------
Olathe (City of)
   Recreational Facilities
   (YMCA of Greater Kansas
   City Project); Series
   2002 B, VRD RB
   (LOC-Bank of America,
   N.A.)
   3.95%, 11/01/18 (b)(c)                   --        VMIG1           3,215            3,215,000
------------------------------------------------------------------------------------------------
Shawnee (City of)
   Industrial Development
   Authority (Shawnee
   Village Associates);
   Series 1984, VRD IDR
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.90%, 12/01/09 (b)(c)                  A-1+       --              1,155            1,155,000
------------------------------------------------------------------------------------------------
Wichita (City of)
   Recreational Facilities
   (YMCA of Wichita
   Project); Series 1998
   XI, VRD RB (LOC-Bank of
   America, N.A.)
   (Acquired 03/10/06;
   Cost $3,300,000)
   3.95%, 08/01/09
   (b)(c)(f)                               A-1+       --              3,300            3,300,000
================================================================================================
                                                                                      39,282,457
================================================================================================

KENTUCKY-1.39%

Eagle Tax-Exempt Trust
   (Louisville & Jefferson
   (Counties of)
   Metropolitan Sewer
   District); Series
   2006-0053 A, VRD RB
   (Acquired 03/22/06;
   Cost $14,335,000)
   3.96%, 05/15/33
   (c)(f)(g)                               A-1+       --             14,335           14,335,000
------------------------------------------------------------------------------------------------
Ewing (City of) Kentucky
   Area Development
   Districts Financing
   Trust (Lease
   Acquisition Program);
   Series 2000, VRD RB
   (LOC-Wachovia Bank,
   N.A.)
   4.02%, 06/01/33(b)(c)(k)                A-1+       --                391              391,000
------------------------------------------------------------------------------------------------
Jefferson (County of)
   Industrial Building
   (Franciscan Eldercare
   and Community Service);
   Series 2001, VRD RB
   (LOC-LaSalle Bank N.A.)
   3.93%, 05/15/30 (b)(c)                  A-1        --              3,780            3,780,000
------------------------------------------------------------------------------------------------
Kentucky (State of) Asset
   & Liability Commission
   General Fund; Series
   2006, TRAN
   4.50%, 06/28/07                        SP-1+       MIG1           14,900           14,955,750
------------------------------------------------------------------------------------------------
Lexington (City of) Center
   Corp. Mortgage Revenue;
   Series 2001 A, VRD RB
   (INS-Ambac Assurance
   Corp.)
   3.95%, 10/01/21 (c)(e)                  A-1+       Aaa             3,000            3,000,000
------------------------------------------------------------------------------------------------
Lexington (City of)
   Fayette (County of)
   Urban Government;
   Series 2006 A, Variable
   Purpose Notes Unlimited
   GO
   4.00%, 05/01/07                         AA+        Aa2             2,145            2,147,003
------------------------------------------------------------------------------------------------
Newport (City of) League
   of Cities Funding
   Trust; Series 2002,
   Lease Program VRD RB
   (LOC-U.S. Bank, N.A.)
   3.99%, 04/01/32
   (b)(c)(k)                                --        VMIG1          15,753           15,753,000
------------------------------------------------------------------------------------------------
Ohio (County of) (Big
   Rivers Electric Corp.
   Project); Series 1983,
   Refunding VRD PCR
   (LOC-U.S. Bank, N.A.)
   3.93%, 06/01/13 (c)(e)                  A-1+       VMIG1           2,150            2,150,000
================================================================================================
                                                                                      56,511,753
================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-14

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
LOUISIANA-0.45%

Louisiana (State of) Local
   Government
   Environmental
   Facilities and
   Community Development
   Authority (LASHIP, LLC
   Project); Series 2006,
   VRD RB (LOC-Regions
   Bank)
   3.95%, 09/01/36 (b)(c)                   --        VMIG1       $  12,500         $ 12,500,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs
   (Louisiana (State of));
   Series 2006 C-04, GO
   (Acquired 10/05/06;
   Cost $5,600,000)
   3.95%, 05/01/26
   (c)(f)(g)                               A-1+       --              5,600           5,600,000
================================================================================================
                                                                                      18,100,000
================================================================================================

MAINE-0.20%

JPMorgan PUTTERs (Maine
   (State of) Turnpike
   Authority); Series 2004
   546, Turnpike VRD RB
   (Acquired 10/28/04;
   Cost $2,180,000)
   3.97%, 07/01/12
   (c)(f)(g)                                --         VMIG1          2,180            2,180,000
------------------------------------------------------------------------------------------------
Maine (State of) Housing
   Authority; Series 2003
   E-1, Non-AMT VRD
   Mortgage Purchase Bonds
   (INS-Ambac Assurance
   Corp.)
   3.94%, 11/15/32 (c)(e)                  A-1+       VMIG1           6,100            6,100,000
================================================================================================
                                                                                       8,280,000
================================================================================================

MARYLAND-0.68%

Baltimore (County of)
   (Blue Circle Inc.
   Project); Series 1992,
   Economic Development
   VRD Refunding RB
   (LOC-BNP Paribas)
   3.97%, 12/01/17
   (b)(c)(d)(k)                             --        VMIG1           1,537            1,537,000
------------------------------------------------------------------------------------------------
Frederick (County of)
   Retirement Community
   (Buckingham's Choice
   Inc. Project); Series
   1997 C, VRD RB
   (LOC-Branch Banking &
   Trust Co.)
   3.94%, 01/01/27 (b)(c)                  A-1+       VMIG1           6,000            6,000,000
------------------------------------------------------------------------------------------------
Howard (County of)
   Economic Development
   (Norbel School Inc.
   Project); Series 2001,
   VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 02/01/28 (b)(c)                   --         VMIG1          4,785            4,785,000
------------------------------------------------------------------------------------------------
Maryland (State of)
   Economic Development
   Corp. (Prologue Inc.
   Project); Series 2005,
   Economic Development
   VRD RB (LOC-Bank of
   America, N.A.)
   3.92%, 06/01/31 (b)(c)                   --        VMIG1           3,500            3,500,000
------------------------------------------------------------------------------------------------
Maryland (State of)
   Economic Development
   Corp. (YMCA of Central
   Maryland Inc. Project);
   Series 2003
   Economic Development
   VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 04/01/28(b)(c)                    --         VMIG1          3,200            3,200,000
------------------------------------------------------------------------------------------------
   Series 2006
   Economic Development
   VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 04/01/31(b)(c)                    --        VMIG1           1,950            1,950,000
------------------------------------------------------------------------------------------------
Maryland (State of) Health
   & Higher Educational
   Facilities Authority
   (Glen Meadows
   Retirement); Series
   1999 A, VRD RB
   (LOC-Wachovia Bank,
   N.A.) 3.95%, 07/01/29 (b)(c)            A-1+       --              2,000            2,000,000
------------------------------------------------------------------------------------------------
Maryland (State of)
   Industrial Development
   Financing Authority
   (Baltimore
   International College
   Facility); Series 2005,
   Economic VRD RB
   (LOC-Branch Banking &
   Trust Co.)
   3.95%, 11/01/30 (b)(c)                   --        VMIG1           4,795            4,795,000
================================================================================================
                                                                                      27,767,000
================================================================================================

MASSACHUSETTS-1.56%

Massachusetts (State of)
   Health & Educational
   Facilities Authority
   (Hallmark Health System
   Issue); Series 1998 B,
   VRD RB (INS-Financial
   Security Assurance Inc.)
   3.92%, 07/01/27 (c)(e)                  A-1+       VMIG1           5,000            5,000,000
------------------------------------------------------------------------------------------------
Massachusetts (State of)
   Health & Educational
   Facilities Authority
   (Harvard University
   Issue);
   Series 2006 EE
   Unsec. Commercial Paper
   RN
   3.58%, 02/09/07                         A-1+       P-1           13,1000           13,100,000
================================================================================================
   3.65%, 01/09/07                         A-1+       P-1            13,100           13,100,000
================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-15

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
   Health & Educational
   Facilities Authority
   (Sherrill House);
   Series 2002 A-1, VRD RB
   (LOC-Comerica Bank)
   3.92%, 01/01/32 (b)(c)                  A-1+        --         $   5,000         $  5,000,000
------------------------------------------------------------------------------------------------
Massachusetts (State of)
   Water Resources
   Authority; Series 1999,
   Tax Exempt Commercial
   Paper Notes (LOC-State
   Street Bank)
   3.62%, 01/18/07 (b)                     A-1+       P-1            27,000           27,000,000
================================================================================================
                                                                                      63,200,000
================================================================================================

MICHIGAN-3.28%

ABN AMRO Munitops Ctfs.
   Trust (Bay City School
   District); Series
   2006-51, Non-AMT
   Unlimited GO
   (Acquired 07/20/06;
   Cost $5,000,000)
   3.95%, 05/01/14
   (c)(f)(g)(j)                             --         --             5,000            5,000,000
------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
   Trust (Michigan (State
   of) Building
   Authority); Series
   2003-35, Non-AMT VRD RB
   (Acquired 09/29/05;
   Cost $10,595,000)
   3.95%, 10/15/11
   (c)(f)(g)                                --        VMIG1          10,595           10,595,000
------------------------------------------------------------------------------------------------
Bruce (Township of)
   Hospital Finance
   Authority (Sisters
   Charity of St. Joseph);
   Series 1988 B, Health
   Care System VRD RB
   (INS-MBIA Insurance
   Corp.)
   3.55%, 05/01/18 (c)(e)                  A-1+       VMIG1           1,200            1,200,000
------------------------------------------------------------------------------------------------
Detroit (City of) Economic
   Development Corp.
   (Waterfront
   Reclamation); Series
   1999 C, VRD RB
   (LOC-National City Bank)
   3.95%, 05/01/09 (b)(c)                  A-1        P-1             1,005            1,005,000
------------------------------------------------------------------------------------------------
Detroit (City of); Series
   2006, Limited Tax TAN
   GO (LOC-Bank of Nova
   Scotia)
   4.50%, 03/01/07 (b)(d)                 SP-1+        --             4,000            4,004,771
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Detroit (City of)
   School District);
   Series 2002-6014 A, VRD
   Unlimited Tax GO
   (Acquired 11/06/02;
   Cost $14,305,000)
   3.96%, 05/01/32
   (c)(f)(g)                               A-1+        --            14,305           14,305,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Michigan (State of)
   Building Authority
   (Facilities Program));
   Series 2006-0142 A,
   Refunding COP RB
   (Acquired 11/15/06;
   Cost $9,090,000)
   3.96%, 10/15/36
   (c)(f)(g)                               A-1+        --              9,090           9,090,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Michigan (State of)
   Building Authority);
   Series 2006-0113 A, VRD
   RB (Acquired 09/20/06;
   Cost $8,090,000)
   3.96%, 10/15/36
   (c)(f)(g)                               A-1+       VMIG1           8,090            8,090,000
------------------------------------------------------------------------------------------------
Kent (County of) Hospital
   Finance Authority
   (Metropolitan Hospital
   Project); Series 2005
   B, Refunding VRD RB
   (LOC-ABN AMRO Bank N.V.)
   3.96%, 07/01/40
   (b)(c)(d)                               A-1         --             2,700            2,700,000
------------------------------------------------------------------------------------------------
Kentwood (City of)
   Economical Development
   Corp. (Holland Home);
   Series 2006 B, VRD
   Refunding Limited RB
   (LOC-LaSalle Bank N.A.)
   3.91%, 11/15/32 (b)(c)                  A-1         --             6,290            6,290,000
------------------------------------------------------------------------------------------------
Marquette (City of)
   Hospital Finance
   Authority (Marquette
   General Hospital
   Group); Series 2004 A,
   VRD RB (LOC-U.S. Bank,
   N.A.)
   3.98%, 07/01/09 (b)(c)                  A-1+       --              1,045            1,045,000
------------------------------------------------------------------------------------------------
Michigan (State of) Higher
   Education Facilities
   Authority (Davenport
   University Project);
   Series 2004, Limited
   Obligation VRD RB
   (LOC-Fifth Third Bank)
   3.96%, 06/01/34 (b)(c)                  A-1+        --             2,500            2,500,000
------------------------------------------------------------------------------------------------
Michigan (State of)
   Hospital Finance
   Authority (Healthcare
   Equipment Loan
   Program); Series 2006
   C, VRD RB (LOC-Fifth
   Third Bank)
   3.95%, 12/01/32 (b)(c)                  A-1+        --             4,000            4,000,000
------------------------------------------------------------------------------------------------
Michigan (State of)
   Housing Development
   Authority (JAS
   Non-Profit Housing
   Corp. VI); Series 2000,
   VRD Limited Obligation
   RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.98%, 06/01/25 (b)(c)                  A-1+        --             1,050            1,050,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-16

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of)
   Municipal Bond
   Authority; Series 2006
   B-2, RN (LOC-Bank of
   Nova Scotia)
   4.50%, 08/20/07 (b)(d)                 SP-1+        --         $  15,000         $ 15,074,734
------------------------------------------------------------------------------------------------
Michigan (State of)
   Strategic Fund (Grand
   Rapids Art Museum
   Project); Series 2006
   A, Limited Obiligation
   VRD RB (LOC-LaSalle
   Bank N.A.)
   3.92%, 05/01/41 (b)(c)                  A-1         --             1,300            1,300,000
------------------------------------------------------------------------------------------------
Michigan (State of)
   Strategic Fund (Van
   Andel Research
   Institute Project);
   Series 1997
   Limited Tax VRD RB
   (LOC-LaSalle Bank N.A.)
   3.95%, 11/01/27(b)(c)                   A-1         --             4,800            4,800,000
------------------------------------------------------------------------------------------------
   Series 2001
   Limited Tax VRD RB
   (LOC-LaSalle Bank N.A.)
   3.95%, 12/01/21(b)(c)                   A-1         --             1,000            1,000,000
------------------------------------------------------------------------------------------------
Michigan (State of)
   Strategic Fund (YMCA of
   Metropolitan Detroit
   Project); Series 2001,
   VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.96%, 05/01/31 (b)(c)                  A-1+        --               700              700,000
------------------------------------------------------------------------------------------------
Oakland (County of)
   Economic Development
   Corp. (Rochester
   College Project);
   Series 2001, VRD
   Limited Obligation RB
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.98%, 08/01/21(b)(c)(k)                 --         VMIG1          2,238            2,238,000
------------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust
   II-R (Michigan (State
   of) Building
   Authority); Series
   2006-628, VRD RB
   (Acquired 09/06/06;
   Cost $4,475,000)
   3.95%, 10/15/36(c)(f)(g)                 --        VMIG1           4,475            4,475,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit
   (City of) Water Supply
   System); Series 2000 D,
   VRD RB
   (Acquired 01/21/00;
   Cost $10,000,000)
   3.95%, 07/01/29
   (c)(f)(g)                                --        VMIG1          10,000           10,000,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan
   (State of) Hospital
   Finance Authority);
   Series 1997 X, VRD RB
   (Acquired 12/12/03;
   Cost $15,000,000)
   3.95%, 08/15/24(c)(f)(g)                 --        VMIG1          15,000           15,000,000
------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan
   (State of) Trunk Line);
   Series 2006 B-02, VRD
   RB
   (Acquired 06/30/06;
   Cost $ 6,485,000)
   3.95%, 11/01/21 (c)(f)(g)               A-1+       --              6,485            6,485,000
------------------------------------------------------------------------------------------------
Washtenaw (County of)
   (Saline Area Schools);
   Series 2004, Refunding
   Unlimited GO
   4.00%, 05/01/07                          AA        Aa2             1,025            1,025,894
================================================================================================
                                                                                     132,973,399
================================================================================================

MINNESOTA-1.01%

Brooklyn Center (City of)
   (Brookdale Corp. II
   Project); Series 2001,
   VRD Refunding RB
   (LOC-U.S. Bank, N.A.)
   4.05%, 12/01/14 (b)(c)                  A-1+       --              1,900            1,900,000
------------------------------------------------------------------------------------------------
JPMorgan PUTTERs
   (Minnesota (State of)
   Public Facilities
   Authority); Series
   2002-319, VRD Drinking
   Water COP
   (Acquired 07/31/03;
   Cost $13,905,000)
   3.97%, 03/01/21
   (c)(f)(g)                               A-1        NRR            13,905           13,905,000
------------------------------------------------------------------------------------------------
Midwest Consortium of
   Municipal Utilities
   (Minnesota (State of)
   Municipal Utilities
   Assoc. Financing
   Program);
   Series 2005 A
   VRD RB (LOC-U.S. Bank,
   N.A.)
   3.91%, 01/01/25(b)(c)                   A-1+        --             6,130            6,130,000
------------------------------------------------------------------------------------------------
   Series 2005 B Draw Down
   VRD RB (LOC-U.S. Bank,
   N.A.)
   3.91%, 10/01/35(b)(c)                   A-1+        --             4,300            4,300,000
------------------------------------------------------------------------------------------------
Minnesota (State of)
   Higher Education
   Facilities Authority
   (University of St.
   Thomas); Series 2004
   Five-Z, VRD RB
   (LOC-LaSalle Bank N.A.)
   3.94%, 10/01/29 (b)(c)                  --         VMIG1           9,200            9,200,000
------------------------------------------------------------------------------------------------
Minnesota (State of) Rural
   Water Finance Authority
   (Public Projects
   Construction); Series
   2006, RN
   4.75%, 09/01/07                          --        MIG1            4,000            4,026,962
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-17

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Roseville (City of)
   Private School
   Facilities Authority
   (Northwestern College
   Project); Series 2002,
   VRD RB (LOC-M&I
   Marshall & Ilsley Bank)
   4.05%, 11/01/22 (b)(c)                   --        VMIG1       $   1,555         $  1,555,000
================================================================================================
                                                                                      41,016,962
================================================================================================

MISSISSIPPI-0.42%

ABN AMRO Munitops Ctfs.
   Trust (Mississippi
   (State of) Development
   Board-Jackson Water &
   Sewer); Series 2002-22,
   Multi-State Non-AMT VRD
   Ctfs.
   (Acquired 09/10/03;
   Cost $ 9,995,000)
   3.95%, 09/01/10
   (c)(f)(g)                                --        VMIG1           9,995            9,995,000
------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Mississippi (State
   of)); Series 2002-6018
   A, VRD Unlimited Tax
   COP (Acquired 11/20/02;
   Cost $3,200,000)
   3.96%, 11/01/22
   (c)(f)(g)                               A-1+       --              3,200            3,200,000
------------------------------------------------------------------------------------------------
Mississippi (State of)
   Business Finance Corp.
   (St. Andrews Episcopal
   Day School Project);
   Series 2003, VRD RB
   (LOC-Allied Irish Banks
   PLC) 3.94%, 07/01/25 (b)(c)(d)           --        VMIG1           3,675            3,675,000
================================================================================================
                                                                                      16,870,000
================================================================================================

MISSOURI-1.79%

Jackson (County of)
   Industrial Development
   Authority Recreational
   Facilities (YMCA of
   Greater Kansas City
   Project); Series 2002
   A, VRD IDR (LOC-Bank of
   America, N.A.)
   3.95%, 11/01/18 (b)(c)                   --        VMIG1           3,300            3,300,000
------------------------------------------------------------------------------------------------
Missouri (State of)
   Development Finance
   Board (Association of
   Municipal Utilities);
   Series 2003, VRD RB
   (LOC-U.S. Bank, N.A.)
   4.05%, 06/01/33 (b)(c)                   --        VMIG1          11,700           11,700,000
------------------------------------------------------------------------------------------------
Missouri (State of)
   Development Finance
   Board (Center of
   Creative Arts Project);
   Series 2004, Cultural
   Facilities VRD RB
   (LOC-National City Bank
   of the Midwest)
   3.96%, 07/01/24 (b)(c)                   --        VMIG1           1,750            1,750,000
------------------------------------------------------------------------------------------------
Missouri (State of) Health
   & Educational
   Facilities Authority
   (Barnes Hospital
   Project); Series 1985
   B, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.95%, 12/01/15 (b)(c)                  A-1+       VMIG1          10,650           10,650,000
------------------------------------------------------------------------------------------------
Missouri (State of) Health
   & Educational
   Facilities Authority
   (Bethesda Health
   Group); Series 2006,
   VRD RB (LOC-U.S. Bank,
   N.A.)
   4.05%, 08/01/37 (b)(c)                   --        VMIG1           4,995            4,995,000
------------------------------------------------------------------------------------------------
Missouri (State of) Health
   & Educational
   Facilities Authority
   (Lutheran Church
   Extension Fund-
   Missouri Synod Loan
   Program); Series 2004
   A, VRD RB (LOC-Bank of
   America, N.A.
   4.00%, 07/01/29 (b)(c)                   --        VMIG1           5,065            5,065,000
------------------------------------------------------------------------------------------------
Missouri (State of) Health
   & Educational
   Facilities Authority
   (Lutheran Senior
   Services); Series 2000,
   Health Facilities VRD
   RB (LOC-U.S. Bank N.A.)
   3.94%, 02/01/31 (b)(c)                   --        VMIG1          15,045           15,045,000
------------------------------------------------------------------------------------------------
Missouri (State of) Health
   & Educational
   Facilities Authority
   (The Washington
   University); Series
   1985 B, VRD RB
   3.97%, 09/01/10 (c)                     A-1+       VMIG1             900              900,000
------------------------------------------------------------------------------------------------
Platte (County of)
   Industrial Development
   Authority (Southern
   Platte County Athletic
   Assoc. Inc.); Series
   2005 A, Recreational
   Facilities VRD IDR
   (LOC-Bank of America,
   N.A.)
   3.92%, 10/01/25 (b)(c)                   --        VMIG1           2,140            2,140,000
------------------------------------------------------------------------------------------------
St. Louis (County of)
   Industrial Development
   Authority (Westport
   Station Apartments);
   Series 2006, Refunding
   Multi-Family Housing
   VRD IDR (CEP-Federal
   National Mortgage
   Association)
   3.97%, 04/15/27 (c)                     A-1+       --              4,970            4,970,000
------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-18

TAX-FREE CASH RESERVE PORTFOLIO

                                                                  PRINCIPAL
                                              RATINGS(a)           AMOUNT
                                           S&P      MOODY'S         (000)               VALUE
------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

St. Louis (County of)
   Industrial Development
   Authority (Whitfield
   School Inc.); Series
   2004 B, Educational
   Facilities Refunding
   VRD IDR (LOC-U.S. Bank,
   N.A.)
   3.95%, 06/15/24 (b)(c)                  A-1+       --          $   2,185         $  2,185,000
------------------------------------------------------------------------------------------------
University of Missouri
   (Curators of) (Capital
   Projects); Series 2006
   FY, RN
   4.50%, 06/29/07                        SP-1+       MIG1           10,000           10,037,671
================================================================================================
                                                                                      72,737,671
================================================================================================

MONTANA-0.31%

Montana (State of)
   Facility Finance
   Authority (Mission
   Ridge Project); Series
   2002, VRD RB
   (LOC-LaSalle Bank N.A.)
   3.93%, 08/01/27
   (b)(c)(j)(k)                             --        --             12,650           12,650,000
------------------------------------------------------------------------------------------------
NEBRASKA-2.33%

Nebhelp Inc.;
   Series 1985 A
   Multi-Mode VRD RB
   (INS-MBIA Insurance Corp.)
   4.00%, 12/01/15(c)(e)                   A-1+       VMIG1          32,475           32,475,000
------------------------------------------------------------------------------------------------
   Series 1985 B
   Multi-Mode VRD RB
   (INS-MBIA Insurance Corp.)
   4.00%, 12/01/15(c)(e)                   A-1+       VMIG1           3,590            3,590,000
------------------------------------------------------------------------------------------------
   Series 1985 C
   Multi-Mode VRD RB
   (INS-MBIA Insurance
   Corp.)
   4.00%, 12/01/15(c)(e)                   A-1+       VMIG1          20,000           20,000,000
------------------------------------------------------------------------------------------------
   Series 1985 D
   Multi-Mode VRD RB
   (INS-MBIA Insurance
   Corp.)
   4.00%, 12/01/15(c)(e)                   A-1+       VMIG1           5,865            5,865,000
------------------------------------------------------------------------------------------------
   Series 1985 E
   Multi-Mode VRD RB
   (INS-MBIA Insurance
   Corp.)
   4.00%, 12/01/15(c)(e)                   A-1+       VMIG1          28,635           28,635,000
------------------------------------------------------------------------------------------------
Nebraska (State of)
   Educational Finance
   Authority (Concordia
   University Project);
   Series 2005, VRD RB
   (LOC-Fifth Third Bank)
   4.08%, 12/15/35 (b)(c)                  A-1+       --              4,050            4,050,000
================================================================================================
                                                                                      94,615,000
================================================================================================

NEVADA-0.32%

ABN AMRO Munitops Ctfs.
   Trust (Henderson (City
   of)) Series 2004-43,
   Multi-State Non-AMT VRD
   GO Ctfs.
   (Acquired 03/28/06;
   Cost $6,500,000)
   3.96%, 12/01/12 (c)(f)(g)                --        VMIG1           6,500            6,500,000
------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
   Trust (Washoe (County
   of)); Series 2001-24,
   Refunding VRD Limited
   Tax Single Asset Trust
   Ctfs.
   (Acquired 06/21/01;
   Cost $6,500,000)
   3.96%, 07/01/09 (c)(f)(g)                --        VMIG1           6,500            6,500,000
================================================================================================
                                                                                      13,000,000
================================================================================================

NEW HAMPSHIRE-0.51%

Morgan Stanley & Co. Inc.
   Trust Floater Ctfs.
   (New Hampshire (State
   of) Higher Educational
   & Health Facilities
   Authority);
   Series 2003-772
   Refunding VRD RB
   (Acquired 01/22/03;
   Cost $5,186,500)
   3.95%, 01/01/17(c)(f)(g)                A-1         --             5,187            5,186,500
------------------------------------------------------------------------------------------------
   Series 2003-866
   Refunding VRD RB
   (Acquired 10/23/03;
   Cost $6,885,000)
   3.95%, 08/15/21(c)(f)(g)                A-1         --             6,885            6,885,000
------------------------------------------------------------------------------------------------
New Hampshire (State of)
   Health & Education
   Facilities Authority
   (Antioch University
   Issue); Series 2004,
   Refunding Educational
   Facilities VRD RB
   (LOC-National City Bank)
   3.93%, 12/01/24 (b)(c)                  A-1         --             4,025            4,025,000
------------------------------------------------------------------------------------------------
New Hampshire (State of)
   Health & Educational
   Facilities Authority
   (Southern New Hampshire
   Medical Center); Series
   2001-866, VRD RB
   (LOC-Bank of America,
   N.A.)
   4.05%, 10/01/30 (b)(c)                   --        VMIG1           4,480            4,480,000
================================================================================================
                                                                                      20,576,500
================================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-19

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)      AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
NEW JERSEY - 0.28%

JPMorgan PUTTERs (New Jersey
   (State of) Transportation
   Trust Fund Authority);
   Series 2006-1403, VRD RB
   (Acquired 07/19/06; Cost
   $1,500,000)
   3.95%, 06/15/15 (c)(f)(g)               A-1+       --    $   1,500   $   1,500,000
-------------------------------------------------------------------------------------
New Jersey (State of) Economic
   Development Authority (Cedar
   Crest Village, Inc.
   Project); Series 2006 B,
   Refunding VRD RB (LOC-Bank
   of New York)
   3.93%, 01/01/36 (b)(c)                  A-1+       --       10,000      10,000,000
=====================================================================================
                                                                           11,500,000
=====================================================================================

NEW MEXICO - 1.57%

Albuquerque (City of)
   Educational Facilities
   (Albuquerque Academy
   Project); Series 2002, RB
   3.95%, 10/15/16 (c)                     AA      VMIG1       15,265      15,265,000
-------------------------------------------------------------------------------------
Bernalillo (County of); Series
   2006, Unlimited Tax TRAN GO
   4.50%, 06/29/07                          --     MIG1        34,000      34,123,094
-------------------------------------------------------------------------------------
NewMexico (State of) Finance
   Authority (University of
   New Mexico Health
   Sciences Center Project);
   Series 2004 B, VRD Cigarette
   Tax RB (INS-MBIA
   Insurance Corp.)
   3.95%, 04/01/19 (c)(e)                  A-1+    VMIG1        4,630       4,630,000
-------------------------------------------------------------------------------------
New Mexico (State of) Financing
   Authority (Public Project
   Revolving Fund); Series 2006
   D, Sr. Lien RB (INS-Ambac
   Assurance Corp.)
   4.50%, 06/01/07 (e)                     AAA     Aaa          3,755       3,766,684
-------------------------------------------------------------------------------------
New Mexico (State of) Highway
   Commission; Series 2001 A,
   Sr. Sub. Lien RB
   5.00%, 06/15/07                         AAA     Aa2          3,750       3,771,073
-------------------------------------------------------------------------------------
New Mexico (State of) Hospital
   Equipment Loan Council
   (Dialysis Clinic, Inc.
   Project); Series 2000, VRD
   RB (LOC-SunTrust Bank)
   3.96%, 07/01/25 (b)(c)                   --     VMIG1        2,000       2,000,000
=====================================================================================
                                                                           63,555,851
=====================================================================================

NEW YORK - 1.11%

ABN AMRO Munitops Ctfs. Trust
   (Triborough Bridge & Tunnel
   Authority); Series 2002-31,
   Non-AMT VRD Ctfs.
   (Acquired 03/24/04; Cost
   $16,000,000)
   3.94%, 11/15/10 (c)(f)(g)                --     VMIG1       16,000      16,000,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New
   York (State of) Thruway
   Authority); Series 2006-0111
   A, VRD RB
   (Acquired 05/03/06; Cost
   $12,000,000)
   3.96%, 01/01/32 (c)(f)(g)               A-1+       --       12,000      12,000,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York
   (City of)); Series
   2006-1318, Unlimited Tax VRD
   GO (Acquired 05/03/06; Cost
   $1,495,000)
   3.95%, 06/01/13 (c)(f)(g)               A-1+       --        1,495       1,495,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York
   (State of) Thruway Authority
   (Second General Highway &
   Bridge Trust Fund); Series
   2006-1413, VRD RB
   (Acquired 07/26/06; Cost
   $3,495,000)
   3.95%, 04/01/14 (c)(f)(g)               A-1+       --        3,495       3,495,000
-------------------------------------------------------------------------------------
New York (State of); Series
   2000 B, VRD Unlimited GO
   (LOC-Dexia Bank)
   3.60%, 03/15/30 (b)(c)(d)               A-1+    VMIG1       12,000      12,000,000
=====================================================================================
                                                                           44,990,000
=====================================================================================

NORTH CAROLINA - 5.70%

Charlotte (City of);
   Series 2006
   Commercial Paper BAN GO
   3.53%, 02/01/07                         A-1+       --        3,900       3,900,000
-------------------------------------------------------------------------------------
   3.56%, 02/01/07                         A-1+       --        8,300       8,300,000
-------------------------------------------------------------------------------------
   3.59%, 02/01/07                         A-1+       --        4,800       4,800,000
-------------------------------------------------------------------------------------
   3.65%, 02/01/07                         A-1+       --        2,500       2,500,000
-------------------------------------------------------------------------------------
   3.65%, 02/01/07                         A-1+       --        7,600       7,600,000
-------------------------------------------------------------------------------------
   3.68%, 02/01/07                         A-1+       --        4,700       4,700,000
-------------------------------------------------------------------------------------
   3.70%, 02/01/07                         A-1+       --        1,900       1,900,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (North
   Carolina (State of) Capital
   Facilities Finance Agency
   (Duke University Project));
   Series 2006-0131 A
   RB (Acquired 11/01/06; Cost
   $20,000,000)
   3.96%, 10/01/44(c)(f)(g)                A-1+       --       20,000      20,000,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDUL           F-20

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
NORTH CAROLINA - (CONTINUED)

   Series 2006-0139 A RB
   (Acquired 11/09/06; Cost
   $3,400,000) 3.96%,
   10/01/41(c)(f)(g)                       A-1+       --    $   3,400   $   3,400,000
-------------------------------------------------------------------------------------
Forsyth (County of) Industrial              --     VMIG1        2,750       2,750,000
   Facilities & Pollution
   Control Financing Authority
   (YWCA of Winston-Salem);
   Series 2005, Recreational
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.95%, 12/01/30 (b)(c)
-------------------------------------------------------------------------------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Barton College);
   Series 2004, Educational
   Facilities VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.95%, 07/01/19 (b)(c)                   --     VMIG1        5,165       5,165,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Canterbury School
   Project); Series 2002,
   Educational Facilities VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.95%, 08/01/22 (b)(c)                   --     VMIG1        1,540       1,540,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Forsyth Country Day
   School); Series 2005,
   Educational Facilities VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.95%, 12/01/31 (b)(c)                   --     VMIG1        2,500       2,500,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Guilford College);
   Series 2005 B, Educational
   Facilities VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.95%, 09/01/35 (b)(c)                   --     VMIG1        6,900       6,900,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (High Point
   University Project); Series
   2006, Educational Facilities
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.95%, 12/01/28 (b)(c)                  A-1+       --        4,150       4,150,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Salem Academy &
   College Project); Series
   2005, Educational Facilities
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.95%, 08/01/30 (b)(c)                   --     VMIG1        2,260       2,260,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Medical Care Commission
   (Carolina Meadows Inc.
   Project); Series 2004,
   Health Care Facilities VRD
   (LOC-Allied Irish Banks PLC)
   3.93%, 12/01/34 (b)(c)(d)                --     VMIG1        4,900       4,900,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Medical Care Commission
   (Deerfield Episcopal
   Retirement Community);
   Series 2004 C, Health Care
   Facilities Refunding 1st
   Mortgage VRD RB
   (LOC-SunTrust Bank)
   3.95%, 11/01/27 (b)(c)                   --     VMIG1        5,100       5,100,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Medical Care Commission
   (Moses Cone Health System);
   Series 2004 A, Hospital VRD
   RB
   3.91%, 10/01/35 (c)                     A-1+       --       47,250      47,250,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Medical Care Commission
   (Person Memorial Hospital);
   Series 2005, Health Care
   Facilities VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.95%, 01/01/35 (b)(c)                   --     VMIG1       14,310      14,310,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Medical Care Commission
   (Pooled Equipment Financing
   Project); Series 1985,
   Hospital VRD ACES (INS-MBIA
   Insurance Corp.)
   3.90%, 12/01/25 (c)(e)                  A-1     VMIG1       10,500      10,500,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Medical Care Commission
   (Southeastern Regional
   Medical Center); Series
   2005, Hospital VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.95%, 06/01/37 (b)(c)                   --     VMIG1        3,500       3,500,000
-------------------------------------------------------------------------------------
North Carolina (State of)
   Medical Care Commission
   (Westcare Health System);
   Series 2002 A, Hospital VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.95%, 09/01/22 (b)(c)                   --     VMIG1        9,815       9,815,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-21

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
NORTH CAROLINA - (CONTINUED)

North Carolina (State of)
   Medical Care Commission
   Retirement Facilities (First
   Mortgage United Methodist
   Retirement Homes);
   Series 2005 B
   VRD RB (LOC-Branch Banking
   & Trust Co.)
   3.95%, 10/01/08(b)(c)                    --     VMIG1    $   1,300   $   1,300,000
-------------------------------------------------------------------------------------
   3.95%, 10/01/35(b)(c)                    --     VMIG1        1,000       1,000,000
-------------------------------------------------------------------------------------
North Carolina (State of) Port
   Authority; Series 2006 A-1,
   Port Facilities VRD RB
   (LOC-Bank of America, N.A.)
   3.95%, 03/01/36 (b)(c)                   --     VMIG1       26,265      26,265,000
-------------------------------------------------------------------------------------
Union (County of); Series 2005,
   Commercial Paper GO BAN
   3.60%, 02/26/07                         A-1+    P-1          1,000       1,000,000
-------------------------------------------------------------------------------------
Wake (County of);
   Series 2006
   Commercial Paper GO BAN
   3.58%, 02/05/07                         A-1+    P-1         14,220      14,220,000
-------------------------------------------------------------------------------------
   3.70%, 04/16/07                         A-1+    P-1          9,750       9,750,000
=====================================================================================
                                                                          231,275,000
=====================================================================================

OHIO - 1.74%

ABN AMRO Munitops Ctfs. Trust
   (Olentangy Local School
   District); Series 2006-04,
   Multi-State Non-AMT VRD GO
   Ctfs. (Acquired 02/16/06;
   Cost $2,865,000)
   3.95%, 06/01/14 (c)(f)(g)                --     VMIG1        2,865       2,865,000
-------------------------------------------------------------------------------------
Cambridge (City of) Hospital
   Facilities (Southeastern
   Ohio Regional Medical Center
   Project); Series 2001,
   Refunding & Improvement VRD
   RB (LOC-National City Bank)
   3.93%, 12/01/21 (b)(c)                   --     VMIG1        9,215       9,215,000
-------------------------------------------------------------------------------------
Centerville (City of) (Bethany
   Lutheran Village Project);
   Series 1994, Health Care VRD
   RB (LOC-National City Bank)
   3.95%, 11/01/13 (b)(c)                   --     VMIG1        2,775       2,775,000
-------------------------------------------------------------------------------------
Cincinnati & Hamilton (County
   of) Economic Development
   Port Authority (Kenwood
   Office Association Project);
   Series 1985, VRD RB
   (LOC-Fifth Third Bank)
   4.08%, 09/01/25 (b)(c)                  A-1+       --        1,900       1,900,000
-------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of)
   Port Authority Economic
   Development (Carnegie/96th
   Research Building Project);
   Series 2003, VRD RB
   (LOC-Fifth Third Bank)
   3.95%, 01/01/33 (b)(c)                  A-1+    VMIG1        6,700       6,700,000
-------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of)
   Port Authority Economic
   Development (Euclid/93rd
   Garage Office); Series 2003,
   VRD RB (LOC-Fifth Third Bank)
   3.95%, 01/01/34 (b)(c)                  A-1+    VMIG1        4,710       4,710,000
-------------------------------------------------------------------------------------
Franklin (County of) Health
   Care Facilities (The Chelsea
   at First Community Village);
   Series 2005, Refunding &
   Improvement VRD RB (LOC-KBC
   Bank N.V.)
   3.93%, 03/01/36 (b)(c)(d)               A-1+       --        5,000       5,000,000
-------------------------------------------------------------------------------------
Lorain (County of) Hospital
   Facilities (EMH Regional
   Medical Center Project);
   Series 2005, Refunding VRD
   RB (INS-Ambac Assurance
   Corp.)
   3.93%, 11/01/21 (c)(e)                   --     VMIG1       13,785      13,785,000
-------------------------------------------------------------------------------------
Mahoning (County of) Hospital
   Facilities (Forum Health
   Obligation Group); Series
   2002 B, VRD RB (LOC-Fifth
   Third Bank)
   3.94%, 12/01/27 (b)(c)                   --     VMIG1        5,800       5,800,000
-------------------------------------------------------------------------------------
Marion (County of) (Pooled
   Lease Program); Series 1990,
   Hospital Improvement VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.93%, 08/01/20 (b)(c)                  A-1+       --        1,080       1,080,000
-------------------------------------------------------------------------------------
Montgomery (County of) (St.
   Vincent DePaul Society);
   Series 1996, Limited
   Obligation VRD RB
   (LOC-National City Bank)
   3.94%, 12/01/10 (b)(c)                  A-1        --        1,115       1,115,000
-------------------------------------------------------------------------------------
Ohio (State of) Economic
   Development (The Young Men's
   Christian Association of
   Greater Cincinnati Project);
   Series 2001, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.95%, 11/01/21 (b)(c)                  A-1+       --        3,850       3,850,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-22

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
OHIO - (CONTINUED)

Ohio (State of) Water
   Development Authority
   (Timken Co. (The) Project);
   Series 1993, Refunding VRD
   RB (LOC-Wachovia Bank, N.A.)
   3.95%, 05/01/07 (b)(c)                  A-1+    P-1      $   2,600   $   2,600,000
-------------------------------------------------------------------------------------
Parma (City of) (The Parma
   Community General Hospital
   Association) Series 2006 A,
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.93%, 11/01/29 (b)(c)                   --     VMIG1        9,280       9,280,000
=====================================================================================
                                                                           70,675,000
=====================================================================================
OKLAHOMA - 2.65%

Oklahoma (County of) Finance
   Authority (Oxford Oaks
   Apartments Projects); Series
   2000, Refunding Multi-Family
   Housing VRD RB (CEP-Federal
   National Mortgage
   Association)
   3.93%, 07/15/30 (c)(k)                  A-1+       --       23,588      23,588,000
-------------------------------------------------------------------------------------
Oklahoma (State of) Development
   Finance Authority (Capitol
   Dome Project); Series 2001,
   VRD RB (LOC-Bank of America,
   N.A.)
   4.01%, 06/01/11 (b)(c)                  A-1+       --        2,320       2,320,000
-------------------------------------------------------------------------------------
Oklahoma (State of) Water
   Resources Board;
   Series 1995
   State Loan Program VRD RB
   3.60%, 09/01/24(c)                      A-1+       --        4,295       4,295,000
-------------------------------------------------------------------------------------
   Series 1997
   State Loan Project VRD RB
   3.60%, 09/01/26(c)                      A-1+       --        5,650       5,650,000
-------------------------------------------------------------------------------------
   Series 2001
   State Loan Program VRD RB
   3.55%, 10/01/34(c)                      A-1+       --        6,270       6,270,000
-------------------------------------------------------------------------------------
   Series 2003 A
   State Loan Program VRD RB
   3.55%, 10/01/36(c)                      A-1+       --        8,350       8,350,000
-------------------------------------------------------------------------------------
Payne (County of) Economic
   Development Authority
   (Oklahoma State University
   Foundation Phase III Student
   Housing, LLC Project);
   Series 2002, Student Housing
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.93%, 07/01/32 (c)(e)                   --     VMIG1       30,540      30,540,000
-------------------------------------------------------------------------------------
Tulsa (County of) Industrial
   Authority; Series 2006 D,
   Capital Improvements RB
   (INS-Financial Securities
   Assurance Inc.)
   4.25%, 07/01/07 (e)                     AAA        --        3,050       3,060,230
-------------------------------------------------------------------------------------
Tulsa (County of) Industrial
   Authority; (Capital
   Improvements) Series 2003 A,
   VRD RB
   3.60%, 05/15/17 (c)                     A-1+       --       23,600      23,600,000
=====================================================================================
                                                                           07,673,230
=====================================================================================

OREGON - 0.40%

JPMorgan PUTTERs (Portland
   (City of)); Series 2004-614,
   Sewer System VRD RB
   (Acquired 12/02/04; Cost
   $1,595,000)
   3.97%, 10/01/12 (c)(f)(g)                --     VMIG1        1,595       1,595,000
-------------------------------------------------------------------------------------
Multnomah (County of) Hospital
   Facilities Authority
   (Terwilliger Plaza Project);
   Series 2006 C, VRD RB
   (LOC-Bank of America, N.A.)
   3.92%, 12/01/36 (b)(c)                  A-1+       --        6,500       6,500,000
-------------------------------------------------------------------------------------
Portland (City of) (South Park
   Block Project); Series 1988,
   Multi-Family Housing VRD RB
   (LOC-Harris N.A.)
   3.92%, 12/01/11 (b)(c)                  A-1+       --        8,350       8,350,000
=====================================================================================
                                                                           16,445,000
=====================================================================================

PENNSYLVANIA - 4.69%

ABN AMRO Munitops Ctfs. Trust
   (Pennsylvania (State of)
   Public School Building
   Authority); Series 2001-30
   Non-AMT VRD Ctfs.
   (Acquired 10/31/02; Cost
   $5,000,000)
   3.95%, 09/01/09(c)(f)(g)                 --     VMIG1        5,000       5,000,000
-------------------------------------------------------------------------------------
   Series 2003-24 Non-AMT VRD
   Ctfs.(Acquired 03/08/04;
   Cost $16,500,000)
   3.95%, 06/01/11(c)(f)(g)                 --     VMIG1       16,500      16,500,000
-------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust
   (Reading (City of) School
   District); Series 2003-20,
   Non-AMT VRD Ctfs.
   (Acquired 03/02/05; Cost
   $4,225,000)
   3.95%, 07/15/11 (c)(f)(g)(j)             --       --         4,225       4,225,000
-------------------------------------------------------------------------------------
Allegheny (County of) Hospital
   Development Authority
   (Presbyterian University
   Hospital);

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-23

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
PENNSYLVANIA - (CONTINUED)

   Series 1988 B-2 Hospital
   Development VRD ACES
   (LOC-JPMorgan Chase
   Bank, N.A.)
   3.95%, 03/01/18(b)(c)                    --     VMIG1    $   1,115   $   1,115,000
-------------------------------------------------------------------------------------
   Series 1988 B-3
   Hospital Development VRD
   ACES (LOC-JPMorgan Chase
   Bank, N.A.)
   3.95%, 03/01/18(b)(c)                    --     VMIG1        4,840       4,840,000
-------------------------------------------------------------------------------------
Chartiers Valley (Community of)
   Industrial & Commercial
   Development Authority
   (Asbury Villas); Series 2000
   B, VRD IDR (LOC-LaSalle Bank
   N.A.)
   3.97%, 12/01/30 (b)(c)                  A-1+       --       11,600      11,600,000
-------------------------------------------------------------------------------------
Chester (County of) Health &
   Education Facilites
   Authority (Jenners Pond
   Project); Series 2006, VRD
   RB (LOC-Citizens Bank of
   Pennsylvania)
   3.92%, 07/01/34 (b)(c)                   --     VMIG1        8,010       8,010,000
-------------------------------------------------------------------------------------
Cumberland (County of)
   Municipal Authority
   (Dickinson College) Series
   1996 B, VRD RB (LOC-Citizens
   Bank of Pennsylvania)
   3.63%, 11/01/26 (b)(c)                  A-1+       --        4,100       4,100,000
-------------------------------------------------------------------------------------
Delaware (County of) Authority
   (Dunwoody Village); Series
   2006, VRD RB (LOC-Citizens
   Bank of Pennsylvania)
   3.92%, 04/01/30 (b)(c)                  A-1+       --        8,050       8,050,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Delaware Valley Regional
   Financial Authority Local
   Government); Series
   2004-0026 A, VRD RB
   (Acquired 08/01/06; Cost
   $5,490,000)
   3.96%, 08/01/28 (c)(f)(g)               A-1+       --        5,490       5,490,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Delaware Valley Regional
   Financial Authority); Series
   2001-3801 A, VRD COP
   (Acquired 06/04/01; Cost
   $8,900,000)
   3.96%, 08/01/28 (c)(f)(g)               A-1+       --        8,900       8,900,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Pennsylvania (State of)
   Public School Building
   Authority); Series 2006-0161
   A, VRD RB
   (Acquired 12/27/06; Cost
   $10,000,000)
   3.96%, 06/01/33 (c)(f)(g)               A-1+       --       10,000      10,000,000
-------------------------------------------------------------------------------------
Emmaus (City of) General
   Authority; Series 2000 A,
   Pennsylvania Loan Program
   VRD RB (INS-Financial
   Security Assurance Inc.)
   3.94%, 03/01/30 (c)(e)                  A-1+       --        9,150       9,150,000
-------------------------------------------------------------------------------------
Franklin (County of) Industrial
   Development Authority
   (Chambersburg Hospital
   Obligated Group Projects);
   Series 2000, Health Care VRD
   IDR (INS-Ambac Assurance
   Corp.)
   3.96%, 12/01/24 (c)(e)                  A-1+       --        2,800       2,800,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburgh
   (City of)); Series
   2006-1367T, Unlimited Tax
   VRD GO
   (Acquired 06/07/06; Cost
   $6,195,000)
   3.97%, 03/01/14 (c)(f)(g)                --     VMIG1        6,195       6,195,000
-------------------------------------------------------------------------------------
Luzerne (County of) Industrial
   Development Authority
   (Methodist Homes for the
   Aging of the Wyoming
   Conference); Series 2003,
   VRD IDR (LOC-Bank of New
   York)
   3.95%, 02/01/29 (b)(c)                  A-1+       --        3,100       3,100,000
-------------------------------------------------------------------------------------
Pennsylvania (State of)
   Economic Development
   Financing Authority
   (Meadville Medical Center);
   Series 2006 A3, Treasury
   Department Hospital VRD RB
   (LOC-National City Bank)
   3.93%, 06/01/21 (b)(c)                   --     VMIG1        2,000       2,000,000
-------------------------------------------------------------------------------------
Pennsylvania (State of) Higher
   Educational Facilities
   Authority (Student
   Association, Inc. Student
   Housing Project at
   California University of
   Pennsylvania); Series 2006
   A, VRD RB (LOC-Citizens Bank
   of Pennsylvania)
   3.95%, 07/01/38 (b)(c)                   --     VMIG1       13,900      13,900,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-24

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
PENNSYLVANIA - (CONTINUED)

Pennsylvania (State of)
   Higher Educational Facilities
   Authority (Washington &
   Jefferson Development);
   Series 2005 A, VRD RB
   (LOC-UniCredito Italiano
   S.p.A.)
   3.94%, 11/01/36 (b)(c)(d)                --     VMIG1    $   3,000   $   3,000,000
-------------------------------------------------------------------------------------
Philadelphia (City of) Gas
   Works; Series 2004 A-2,
   Fifth VRD RB (LOC-Bank of
   Nova Scotia, JPMorgan Chase
   Bank, N.A.)
   3.95%, 09/01/34 (b)(c)(d)               A-1+    VMIG1        9,500       9,500,000
-------------------------------------------------------------------------------------
Philadelphia (City of)
   Hospitals & Higher Education
   Facilities Authority (Temple
   University Health System);
   Series 2005 A, Hospital VRD
   RB (LOC-Wachovia Bank, N.A.)
   3.96%, 07/01/27 (b)(c)                  A-1+    VMIG1       11,400      11,400,000
-------------------------------------------------------------------------------------
Philadelphia (City of)
   Industrial Development
   Authority (Pennsylvania
   School for the Deaf); Series
   2002, VRD IDR (LOC-Citizens
   Bank of Pennsylvania)
   3.96%, 11/01/32 (b)(c)                   --     VMIG1        2,785       2,785,000
-------------------------------------------------------------------------------------
Philadelphia (City of)
   Industrial Development
   Authority (Special People in
   Northeast, Inc. Project);
   Series 2006, VRD RB
   (LOC-Citizens Bank of
   Pennsylvania)
   3.93%, 11/01/32 (b)(c)                   --     VMIG1        9,850       9,850,000
-------------------------------------------------------------------------------------
Philadelphia (City of)
   School District; Series 2006 A,
   School Unlimited Tax TRAN
   GO (LOC-Bank of America,
   N.A.)
   4.50%, 06/29/07 (b)                     SP-1+   MIG1         9,000       9,030,429
-------------------------------------------------------------------------------------
Sayre (City of) Health Care
   Facilities Authority (VHA of
   Pennsylvania, Inc. Capital
   Asset Financing Program);
   Series 1985 A
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.94%, 12/01/20(c)(e)                   A-1+       --        7,500       7,500,000
-------------------------------------------------------------------------------------
   Series 1985 J
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.94%, 12/01/20(c)(e)                   A-1+       --       10,000      10,000,000
-------------------------------------------------------------------------------------
Washington (County of)
   Authority (Girard Estate
   Project); Series 1999,
   Refunding RB (LOC-JPMorgan
   Chase Bank, N.A.)
   (Acquired 08/29/06; Cost
   $2,115,000)
   3.95%, 06/01/27 (b)(c)(f)               A-1+       --        2,115       2,115,000
=====================================================================================
                                                                          190,155,429
=====================================================================================

RHODE ISLAND - 0.07%

Rhode Island (State of)
   Health & Educational Building Corp.
   (Paul Cuffee School); Series
   2002, Educational
   Institution VRD RB
   (LOC-Citizens Bank of Rhode
   Island)
   3.92%, 08/01/32 (b)(c)                  A-1+       --         2,845      2,845,000
-------------------------------------------------------------------------------------

SOUTH CAROLINA - 1.89%

Eagle Tax-Exempt Trust
   (South Carolina (State of) Public
   Service Authority);
   Series 2000-4001 A
   VRD COP
   (Acquired 09/08/00; Cost
   $10,100,000)
   3.96%, 01/01/22(c)(f)(g)                A-1+       --        10,100     10,100,000
-------------------------------------------------------------------------------------
   Series 2004-0017 Class A
   VRD RB
   (Acquired 08/01/06; Cost
   $5,000,000)
   3.96%, 01/01/39(c)(f)(g)                A-1+       --        5,000       5,000,000
-------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
   Trust Floater Ctfs. (South
   Carolina (State of)
   Transportation
   Infrastructure Bank); Series
   2002-728, Floating Rate
   Trust Ctfs. VRD RB
   (Acquired 11/13/02; Cost
   $7,185,000) 3.95%, 10/01/22
   (c)(f)(g)                                --     VMIG1        7,185       7,185,000
-------------------------------------------------------------------------------------
Piedmont Municipal Power Agency;
   Series 2004 B-1
   Refunding VRD RB (INS-MBIA
   Insurance Corp.)
   3.90%, 01/01/34(c)(e)                   A-1+    VMIG1       17,000      17,000,000
-------------------------------------------------------------------------------------
   Series 2004 B-3
   Refunding VRD RB (INS-Ambac
   Assurance Corp.)
   3.90%, 01/01/34(c)(e)                   A-1+    VMIG1        7,120       7,120,000
-------------------------------------------------------------------------------------
   Series 2004 B-6
   Refunding VRD RB (INS-MBIA
   Insurance Corp.)
   3.90%, 01/01/31(c)(e)                   A-1+    VMIG1       11,490      11,490,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-25

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
SOUTH CAROLINA - (CONTINUED)

South Carolina (State of)
   Educational Facilities
   Authority for Non-Profit
   Institutions (Morris College
   Project); Series 1997, VRD
   RB (LOC-Bank of America,
   N.A.) (Acquired 07/30/02;
   Cost $1,900,000)
   3.95%, 07/01/17 (b)(c)(f)               A-1+       --    $   1,900   $   1,900,000
-------------------------------------------------------------------------------------
South Carolina (State of)
   Educational Facilities
   Authority for Non-Profit
   Institutions (Newberry
   College Project); Series
   2005, VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 09/01/35 (b)(c)                   --     VMIG1        1,350       1,350,000
-------------------------------------------------------------------------------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Carolina
   Children's Home Project);
   Series 2003, VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.95%, 03/01/23 (b)(c)                   --     VMIG1        2,620       2,620,000
-------------------------------------------------------------------------------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Carolina Piedmont
   Foundation Project); Series
   2002, VRD RB (LOC-Bank of
   America, N.A.)
   3.95%, 09/01/32 (b)(c)(j)                --       --         3,800       3,800,000
-------------------------------------------------------------------------------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Catholic Diocese
   of South Carolina Project);
   Series 1998, VRD RB
   (LOC-Bank of America, N.A.)
   (Acquired 07/23/02; Cost
   $2,620,000)
   3.95%, 09/01/18 (b)(c)(f)               A-1+       --        2,620       2,620,000
-------------------------------------------------------------------------------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Goodwill
   Industrials Upper South
   Carolina); Series 2006, VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.95%, 09/01/28 (b)(c)                   --     VMIG1        2,200       2,200,000
-------------------------------------------------------------------------------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Presbyterian Home
   of South Carolina
   Project); Series 2003 A, VRD
   RB (LOC-Wachovia Bank, N.A.)
   3.97%, 04/01/20 (b)(c)                  A-1+       --        4,360       4,360,000
=====================================================================================
                                                                           76,745,000
=====================================================================================

TENNESSEE - 2.78%

Blount (County of) Public
   Building Authority (Local
   Government Public
   Improvement);
   Series 2005 A-7-B
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.94%, 06/01/24(c)(e)                    --     VMIG1        3,045       3,045,000
-------------------------------------------------------------------------------------
   Series 2005 D-5-A VRD RB
   (INS-XL Capital Assurance
   Inc.)
   4.00%, 06/01/36(c)(e)                    --     VMIG1        4,175       4,175,000
-------------------------------------------------------------------------------------
   Series 2005 D-5-C VRD RB
   (INS-XL Capital Assurance
   Inc.)
   4.00%, 06/01/30(c)(e)                    --     VMIG1        4,500       4,500,000
-------------------------------------------------------------------------------------
   Series 2005 D-5-F VRD RB
   (INS-XL Capital Assurance
   Inc.)
   4.00%, 06/01/36(c)(e)                    --     VMIG1        2,325       2,325,000
-------------------------------------------------------------------------------------
Dayton (City of) Industrial                 --     VMIG1        6,815       6,815,000
   Development Board (Bryan
   College Project); Series
   2001, VRD IDR (LOC-Regions
   Bank)
   3.93%, 07/01/36 (b)(c)
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Chattanooga (City of));
   Series 2000-4202 A, VRD COP
   (Acquired 10/10/00; Cost
   $14,040,000)
   3.96%, 10/01/27 (c)(f)(g)               A-1+       --       14,040      14,040,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City
   of)); Series 2006 1350,
   Electrical System VRD RB
   (Acquired 05/24/06; Cost
   $4,800,000)
   3.97%, 12/01/11 (c)(f)(g)               A-1+       --        4,800       4,800,000
-------------------------------------------------------------------------------------
Morristown (City of) Health
   Educational & Housing
   Facilities Board (All Saints
   Episcopal School); Series
   2001, VRD RB (LOC-SunTrust
   Bank)
   3.97%, 08/01/16 (b)(c)                   --     VMIG1        1,900       1,900,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-26

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
TENNESSEE - (CONTINUED)

Oak Ridge (City of) Industrial
   Development Board (Oak Ridge
   Associated Universities,
   Inc.); Series 2002, VRD RB
   (LOC-Allied Irish Banks PLC)
   3.94%, 09/01/32 (b)(c)(d)                --     VMIG1    $   4,200   $   4,200,000
-------------------------------------------------------------------------------------
Sevier (County of) Public
   Building Authority (Local
   Government Public
   Improvement); Series 1995 A
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.94%, 06/01/15(c)(e)(k)                 --     VMIG1        2,601       2,601,000
-------------------------------------------------------------------------------------
   Series 1996 F-1 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/16(c)(e)                    --     VMIG1        7,570       7,570,000
-------------------------------------------------------------------------------------
   Series 1996 F-2 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/11(c)(e)                    --     VMIG1        3,715       3,715,000
-------------------------------------------------------------------------------------
   Series 1996 G-1 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/16(c)(e)                    --     VMIG1        4,480       4,480,000
-------------------------------------------------------------------------------------
   Series 1997 A-1 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/22(c)(e)                    --     VMIG1        5,900       5,900,000
-------------------------------------------------------------------------------------
   Series 1997 II E-3 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/10(c)(e)                    --     VMIG1        1,085       1,085,000
-------------------------------------------------------------------------------------
   Series 1997 II F-1 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/17(c)(e)                    --     VMIG1          880         880,000
-------------------------------------------------------------------------------------
   Series 1997 II F-2 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/17(c)(e)                    --     VMIG1          995         995,000
-------------------------------------------------------------------------------------
   Series 1997 II F-5 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/27(c)(e)                    --     VMIG1        2,155       2,155,000
-------------------------------------------------------------------------------------
   Series 1999 II A-1 VRD RB
   (INS-Ambac Assurance Corp.)
   3.94%, 06/01/24(c)(e)                    --     VMIG1        6,300       6,300,000
-------------------------------------------------------------------------------------
   Series 2004 VI-D-2 VRD RB
   (INS-Ambac Assurance Corp.)
   4.00%, 06/01/24(c)(e)                    --     VMIG1        4,765       4,765,000
-------------------------------------------------------------------------------------
   Series 2005 VI-E-1 VRD RB
   (INS-Ambac Assurance Corp.)
   4.00%, 06/01/20(c)(e)                    --     VMIG1        6,525       6,525,000
-------------------------------------------------------------------------------------
   Series 2005 VI-E-2 VRD RB
   (INS-Ambac Assurance Corp.)
   4.00%, 06/01/16(c)(e)                    --     VMIG1        4,275       4,275,000
-------------------------------------------------------------------------------------
Shelby (County of) Health,                  --     VMIG1        3,885       3,885,000
   Educational & Housing
   Facilities Board (Memphis
   College Art Project); Series
   2003, VRD RB (LOC-Regions
   Bank)
   3.94%, 08/01/23 (b)(c)
-------------------------------------------------------------------------------------
Shelby (County of) Health,
   Educational & Housing
   Facilities Board (Memphis
   University School Project);
   Series 2006, VRD RB
   (LOC-SunTrust Bank)
   3.93%, 07/01/26 (b)(c)                   --     VMIG1        4,590       4,590,000
-------------------------------------------------------------------------------------
Shelby (County of) Health,
   Educational & Housing
   Facilities Board (Southern
   College of Optometry
   Project); Series 2001, VRD
   RB (LOC-Allied Irish Banks
   PLC)
   3.94%, 06/01/26 (b)(c)(d)                --     VMIG1        4,900       4,900,000
-------------------------------------------------------------------------------------
Williamson (County of)
   Industrial Development Board
   (Currey Ingram Academy);
   Series 2003, Educational
   Facilities VRD RB
   (LOC-SunTrust Bank)
   3.97%, 04/01/23 (b)(c)                   --     VMIG1        2,200       2,200,000
=====================================================================================
                                                                          112,621,000
=====================================================================================

TEXAS - 13.84%

ABN AMRO Munitops Ctfs. Trust
   (Alamo (City of) Community
   College District); Series
   2006-85, Limited Non-AMT VRD
   GO (Acquired 12/21/06; Cost
   $9,565,000)
   3.96%, 08/15/14 (c)(f)(g)                --     VMIG1        9,565       9,565,000
-------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust
   (Duncanville (City of)
   Independent School
   District); Series 2006-22,
   Unlimited Asset 14 Non-AMT
   VRD GO
   (Acquired 05/22/06; Cost $
   11,000,000)
   3.96%, 02/15/14 (c)(f)(g)(j)             --        --       11,000      11,000,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-27

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
TEXAS - (CONTINUED)

ABN AMRO Munitops Ctfs. Trust
   (Edinburg (City of)
   Independent School
   District); Series 2005-47,
   Unlimited Single Non-AMT VRD
   GO (Acquired 04/27/06; Cost
   $5,470,000)
   3.96%, 02/15/13 (c)(f)(g)(j)             --        --    $   5,470   $   5,470,000
-------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust
   (Harris (County of) Texas
   Toll Road); Series 2006 -64
   A, Sr. Lien Non-AMT VRD RB
   (Acquired 10/16/06; Cost
   $9,750,000)
   3.96%, 08/15/30 (c)(f)(g)(j)             --        --        9,750       9,750,000
-------------------------------------------------------------------------------------
ABNAMRO Munitops Ctfs. Trust
   (Leander (City of)
   Independent School District);
   Series 2002-16, Unlimited
   Multi-State Non-AMT VRD Ctfs.
   (Acquired 08/20/03; Cost
   $5,395,000)
   3.96%, 08/15/10 (c)(f)(g)                --     VMIG1        5,395       5,395,000
-------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust
   (North East Independent
   School District); Series
   2000-13, Multi-State Non-AMT
   VRD RB
   (Acquired 11/17/05; Cost
   $8,500,000)
   3.94%, 02/06/08 (c)(f)(g)                --     VMIG1        8,500       8,500,000
-------------------------------------------------------------------------------------
Aldine (City of) Independent
   School District; Series
   2003, Unlimited Tax School
   Building VRD GO (CEP-Texas
   Permanent School Fund)
   3.72%, 06/15/28 (c)                     A-1+    VMIG1        3,650       3,650,000
-------------------------------------------------------------------------------------
Arlington (City of) (Dallas
   Cowboys Complex); Series
   2005 B, Special Obligation
   VRD RB (INS-MBIA Insurance
   Corp.)
   3.95%, 08/15/35 (c)(e)(k)               A-1+    VMIG1       13,868      13,868,000
-------------------------------------------------------------------------------------
Bexar (County of) Health
   Facilities Development Corp.
   (Warm Springs Rehabilitation
   Foundation Project); Series
   1997, Health Care System VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A)
   3.98%, 09/01/27 (b)(c)                   --     VMIG1          735         735,000
-------------------------------------------------------------------------------------
Bexar (County of) Housing
   Finance Corp. (Mitchell
   Village Apartments Project);
   Series 2000 A-1,
   Multi-Family Housing VRD RB
   (CEP-Federal National
   Mortgage Association)
   3.92%, 02/15/30 (c)                     A-1+       --        1,060       1,060,000
-------------------------------------------------------------------------------------
Brownsville (City of) Utility
   System; Series 2003 A,
   Refunding Sub Lien VRD RB
   (INS-MBIA Insurance Corp.)
   3.89%, 09/01/27 (c)(e)                  A-1+    VMIG1       13,985      13,985,000
-------------------------------------------------------------------------------------
Crawford (City of) Education
   Facilities Corp. Package
   (University Parking System
   Project); Series 2004 A,
   Refunding VRD RB (LOC-BNP
   Paribas)
   4.00%, 05/01/35 (b)(c)(d)                --     VMIG1        5,000       5,000,000
-------------------------------------------------------------------------------------
Cypress-Fairbanks (City of)
   Independent School District;
   Series 2006, Unlimited Tax
   TAN GO
   4.50%, 06/14/07                         SP-1+   VMIG1       17,500      17,551,229
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas
   (City of) Waterworks & Sewer
   System); Series 2006-0109 A,
   VRD RB
   (Acquired 05/10/06; Cost
   $22,295,000)
   3.96%, 10/01/35 (c)(f)(g)               A-1+       --       22,295      22,295,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris
   (County of) Toll Road);
   Series 2002-6012 A, VRD COP
   (Acquired 11/20/02; Cost
   $1,580,000)
   3.96%, 08/15/30 (c)(f)(g)               A-1+       --        1,580       1,580,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston
   (City of) Airport); Series
   2000-4307, VRD COP
   (Acquired 11/15/00; Cost
   $15,750,000)
   3.96%, 07/01/28 (c)(f)(g)               A-1+       --       15,750      15,750,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston
   (City of) Water & Sewer);
   Series 1997-4305 A
   VRD COP
   (Acquired 04/27/99; Cost $
   14,005,000)
   3.96%, 12/01/27(c)(f)(g)                A-1+       --       14,005      14,005,000
-------------------------------------------------------------------------------------
   Series 2002-6019  A
   VRD COP
   (Acquired 11/13/02; Cost
   $8,910,000)
   3.96%, 12/01/30(c)(f)(g)                A-1+       --        8,910       8,910,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-28

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
TEXAS - (CONTINUED)

Eagle Tax-Exempt Trust
   (University of Texas Board
   of Regents); Series
   2006-0108 A, VRD RB
   (Acquired 05/10/06; Cost
   $18,810,000)
   3.96%, 08/15/37 (c)(f)(g)               A-1+       --    $  18,810   $  18,810,000
-------------------------------------------------------------------------------------
Garland (City of) Industrial
   Development Authority Inc.
   (Carroll Co. Project);
   Series 1984, VRD IDR
   (LOC-Wells Fargo Bank, N.A.)
   (Acquired 07/19/06; Cost
   $1,475,000)
   3.98%, 12/01/14 (b)(c)(f)                --     Aaa          1,475       1,475,000
-------------------------------------------------------------------------------------
Grand Prairie (City of) Housing
   Finance Corp. (Lincoln
   Property Co.); Series 1993,
   Refunding Multi-Family
   Housing VRD RB (CEP-General
   Electric Corp.)
   3.98%, 06/01/10 (c)                     A-1+       --        2,700       2,700,000
-------------------------------------------------------------------------------------
Harris (County of) Health
   Facilities Development Corp.
   (St. Luke's Episcopal);
   Series 2005 A, Refunding
   Hospital RB (INS-Financial
   Guaranty Insurance Co.)
   3.95%, 02/15/32 (c)(e)                  A-1+    VMIG1       12,820      12,820,000
-------------------------------------------------------------------------------------
Harris (County of) Health
   Facilities Development Corp.
   (Texas Medical Center
   Project); Series 2001,
   Special Facilities VRD RB
   (INS-MBIA Insurance Corp.)
   4.00%, 09/01/31 (c)(e)                  A-1+    VMIG1        4,300       4,300,000
-------------------------------------------------------------------------------------
Harris (County of) Hospital
   District; Series 2006 A,
   Sub. Lien Commercial Paper
   (LOC-Bank of America, N.A.)
   3.65%, 01/16/07 (b)                     A-1+       --       13,651      13,651,000
-------------------------------------------------------------------------------------
Harris (County of) Industrial
   Development Corp. (Baytank
   Houston Inc. Project);
   Series 1998, Refunding VRD
   RB (LOC-Royal Bank of Canada)
   3.95%, 02/01/20 (b)(c)(d)               A-1+       --        1,800       1,800,000
-------------------------------------------------------------------------------------
Harris (County of) Metropolitan
   Transit Authority; Series
   2005 A, Commercial Paper
   Notes (LOC-Depfa Bank)
   3.65%, 01/18/07 (b)(d)                  A-1+       --        5,500       5,500,000
-------------------------------------------------------------------------------------
HFDC of Central Texas, Inc.
   (Legacy at Willow Bend
   Project); Series 2006 B,
   Retirement Facilities VRD RB
   (LOC-BNP Paribas)
   3.92%, 11/01/36 (b)(c)(d)               A-1+       --        8,600       8,600,000
-------------------------------------------------------------------------------------
Hockley (County of) Industrial
   Development Corp. (AMOCO
   Project); Series 1985, VRD
   PCR
   3.55%, 11/01/19 (c)(d)                  A-1+    P-1         10,640      10,640,000
-------------------------------------------------------------------------------------
Hockley (County of) Industrial
   Development Corp. (AMOCO
   Project-Standard Oil Co.);
   Series 1983, VRD PCR
   3.65%, 03/01/14 (c)(d)                  A-1+       --       15,000      15,007,020
-------------------------------------------------------------------------------------
Houston (City of) Higher
   Education Finance Corp.
   (Houston Baptist
   University); Series 2000,
   Higher Education Refunding
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.98%, 07/01/20 (b)(c)(j)                --        --        3,500       3,500,000
-------------------------------------------------------------------------------------
Houston (City of) Higher
   Education Finance Corp.
   (Tierwester Oaks); Series
   2003 A, Housing VRD RB
   (LOC-Bank of New York)
   3.75%, 03/01/33 (b)(c)                   --     VMIG1       11,005      11,005,000
-------------------------------------------------------------------------------------
Houston (City of);
   Series 2006, TRAN
   4.50%, 06/29/07 (j)                      --        --       10,000      10,038,633
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (Alamo Heights
   (City of) Independent School
   District); Series 2005-980,
   Unlimited VRD GO
   (Acquired 08/28/06; Cost
   $6,430,000)
   3.97%, 02/01/12 (c)(f)(g)                --     VMIG1        6,430       6,430,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City
   of) Water & Wastewater
   Systems); Series 2006-1319,
   VRD RB
   (Acquired 05/03/06; Cost
   $3,015,000)
   3.97%, 11/15/13 (c)(f)(g)               A-1+       --        3,015       3,015,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County
   of)); Series 2004-530,
   Limited Tax VRD GO
   (Acquired 10/28/04; Cost
   $4,595,000)
   3.97%, 06/15/12 (c)(f)(g)                --     VMIG1        4,595       4,595,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-29

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
TEXAS - (CONTINUED)

JPMorgan PUTTERs (Brownsville
   (City Of)); Series
   2005-1038, Unlimited VRD GO
   (Acquired 07/21/06; Cost
   $6,700,000)
   3.97%, 02/15/13 (c)(f)(g)               A-1        --    $   6,700   $   6,700,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (Nueces River
   Authority Water Supply);
   Series 2006-1412, VRD RB
   (Acquired 07/19/06; Cost
   $1,950,000)
   3.97%, 07/15/13 (c)(f)(g)               A-1+       --        1,950       1,950,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (Texas Tech
   University System); Series
   2006-1373, VRD RB
   (Acquired 07/21/06; Cost
   $5,195,000)
   3.97%, 02/15/14 (c)(f)(g)               A-1+       --        5,195       5,195,000
-------------------------------------------------------------------------------------
Lower Colorado River Authority;
   Series 1999 B, Refunding RB
   (INS-Financial Security
   Assurance Inc.)
   6.00%, 05/15/07 (e)                     AAA     Aaa          4,000       4,035,758
-------------------------------------------------------------------------------------
Merrill Lynch P-Floats
   (Brazosport (City of)
   Independent School
   District); Series 2003
   PT-1690, Refunding VRD
   Unlimited Tax GO
   (Acquired 02/20/03; Cost
   $4,838,000)
   3.95%, 08/15/10 (c)(f)(g)                --     VMIG1        4,838       4,838,000
-------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar
   Consolidated Independent
   School District); Series
   2005 PT-2860, VRD Unlimited
   Tax GO
   (Acquired 09/09/05; Cost
   $9,725,000)
   3.95%, 02/15/25 (c)(f)(g)               A-1        --        9,725       9,725,000
-------------------------------------------------------------------------------------
Mesquite (City of) Health
   Facilities Development Corp.
   (Christian Care Centers,
   Inc. - Greenway Village);
   Series 2000 C, Retirement
   Facility VRD RB (LOC-LaSalle
   Bank N.A.)
   3.93%, 02/15/30 (b)(c)                  A-1        --        7,435       7,435,000
-------------------------------------------------------------------------------------
Metropolitan Higher Education
   Authority (University of
   Dallas Project); Series
   1999, Higher Education VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.95%, 05/01/19 (b)(c)(j)                --        --        5,870       5,870,000
-------------------------------------------------------------------------------------
Nueces (County of) Health
   Facilities Development Corp.
   (Driscoll Foundation
   Children's Hospital); Series
   1985, Floating Rate RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   4.03%, 07/01/15 (b)(c)                   --     VMIG1        1,200       1,200,000
-------------------------------------------------------------------------------------
Polly Ryon Hospital Authority
   (Polly Ryon Memorial
   Hospital); Series 2001,
   Hospital VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.95%, 11/01/26 (b)(c)                  A-1+       --        1,200       1,200,000
-------------------------------------------------------------------------------------
Red River Authority
   (Southwestern Public
   Services); Series 1996,
   Refunding VRD PCR (INS-Ambac
   Assurance Corp.)
   3.95%, 07/01/16 (c)(e)                  A-1+    VMIG1        3,600       3,600,000
-------------------------------------------------------------------------------------
San Antonio (City of) Electric
   & Gas Systems (City Public
   Service);
   Series 2006 A
   Commercial Paper Notes
   3.62%, 01/18/07                         A-1+    P-1          7,000       7,000,000
=====================================================================================
   3.62%, 02/15/07                         A-1+    P-1         10,000      10,000,000
=====================================================================================
San Antonio (City of) Water                A-1+    VMIG1       42,270      42,270,000
   Authority; Series 2003 A,
   Refunding Sub RB (INS-MBIA
   Insurance Corp.)
   3.90%, 05/15/33 (c)(e)
-------------------------------------------------------------------------------------
San Gabriel Health Facilities
   Development Corp. (YMCA of
   Greater Williamson County
   Project); Series 2005, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.97%, 04/01/26 (b)(c)                    --    VMIG1        2,600       2,600,000
-------------------------------------------------------------------------------------
Sherman (City of) Higher
   Education Finance Corp.
   (Austin College Project);
   Series 1997, Higher
   Education VRD RB (LOC-Bank
   of America, N.A.)
   3.95%, 01/01/18 (b)(c)(k)               A-1+       --        8,866       8,866,000
-------------------------------------------------------------------------------------
Texas (State of);
   Series 2006,TRAN
   4.50%, 08/31/07                        SP-1+     MIG1       90,000      90,544,924
-------------------------------------------------------------------------------------
University of Texas Board of
   Regents (Revenue Financing
   System);
   Series 2006 A
   Commercial Paper Notes
   3.55%, 01/17/07                         A-1+      P-1       10,000      10,000,000
=====================================================================================
   3.60%, 04/02/07                         A-1+      P-1        6,000       6,000,000
=====================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-30

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
TEXAS - (CONTINUED)

   Series 2006 D
   Refunding RB
   4.25%, 08/15/07                         AAA     Aaa      $   6,490   $   6,518,296
-------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris                    --     VMIG1       16,005      16,005,000
   (County of) Toll Road);
   Series 2003-B16, VRD RB
   (Acquired 02/19/03; Cost
   $16,005,000)
   3.95%, 08/15/25 (c)(f)(g)
-------------------------------------------------------------------------------------
Wachovia MERLOTs (University of
   Texas); Series 2003-B14,
   Refunding VRD RB
   (Acquired 01/29/03; Cost $
   7,975,000)
   3.95%, 08/15/22 (c)(f)(g)                --     VMIG1        7,975       7,975,000
=====================================================================================
                                                                          561,483,860
=====================================================================================

UTAH - 0.52%

Duchesne (County of) School
   District (Utah Municipal
   Building Authority); Series
   2005, Lease VRD RB (LOC-U.S.
   Bank, N.A.)
   3.96%, 06/01/21 (b)(c)                  A-1+       --          900         900,000
-------------------------------------------------------------------------------------
Intermountain Power Agency;
   Series 1985 E, Refunding
   Sub. VRD RB (INS-Ambac
   Assurance Corp.)
   3.53%, 07/01/14 (c)(e)                   A-1    VMIG1       15,000      15,000,000
-------------------------------------------------------------------------------------
Salt Lake (County of) Housing
   Authority (Crossroads
   Apartments Project); Series
   2003, Refunding Multi-Family
   VRD RB (CEP-Federal National
   Mortgage Association)
   3.93%, 02/15/31 (c)                     A-1+       --        4,435       4,435,000
-------------------------------------------------------------------------------------
Sanpete (County of) School
   Facility (Wasatch Academy);
   Series 2003, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.96%, 08/01/28 (b)(c)                  A-1+       --          800         800,000
=====================================================================================
                                                                           21,135,000
=====================================================================================

VERMONT - 0.25%

Vermont (State of) Industrial
   Development Authority
   (Central Vermont Public
   Service Corp.); Series 1984,
   Hydroelectric VRD IDR
   (LOC-Citizens Bank of
   Massachusetts)
   3.69%, 12/01/13 (b)(c)                  A-1+       --        2,900       2,900,000
-------------------------------------------------------------------------------------
Vermont (State of) Student
   Assistance Corp.; Series
   1985, Student Loan VRD RB
   (LOC-State Street Bank &
   Trust Co.)
   3.61%, 01/01/08 (b)(c)                   --     VMIG1        7,205       7,205,000
-------------------------------------------------------------------------------------
                                                                           10,105,000
-------------------------------------------------------------------------------------

VIRGINIA - 0.62%

Arlington (County of) (Ballston
   Public Parking); Series
   1984, VRD RB (LOC-Bank of
   America, N.A.)
   3.92%, 08/01/17 (b)(c)                  A-1+       --        1,950       1,950,000
-------------------------------------------------------------------------------------
Charlottesville (City of)
   Industrial Development
   Authority (University of
   Virginia Foundation
   Projects); Series 2006 B,
   Educational Facilities VRD
   RB (LOC-Wachovia Bank, N.A.)
   3.90%, 12/01/37 (b)(c)                   --     VMIG1       12,000      12,000,000
-------------------------------------------------------------------------------------
Rockingham (County of)
   Industrial Development
   Authority (Sunnyside
   Presbyterian Home); Series
   2003, Residential Care
   Facility VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.95%, 12/01/33 (b)(c)                  A-1+       --          850         850,000
-------------------------------------------------------------------------------------
Virginia College Building
   Authority Educational
   Facilities (21st Century
   College & Equipment); Series
   2005 A, RB
   5.00%, 02/01/07                         AA+     Aa1          6,105       6,111,406
-------------------------------------------------------------------------------------
Winchester (City of) Industrial
   Development Authority
   (Westminster-Cantenbury of
   Winchester, Inc.);
   Series 2005 B
   Residential Care Facility
   VRD IDR (LOC-Branch Banking
   & Trust Co.)
   3.95%, 01/01/10(b)(c)                    --     VMIG1        1,125       1,125,000
-------------------------------------------------------------------------------------
   3.95%, 01/01/35(b)(c)                    --     VMIG1        3,000       3,000,000
=====================================================================================
                                                                           25,036,406
=====================================================================================

WASHINGTON - 3.80%

ABN AMRO Munitops Ctfs. Trust
   (Pierce & Lewis (County of),
   #404 Eatonville); Series
   2006-42, Unlimited  Non-AMT
   VRD GO
   (Acquired 06/22/06; Cost
   $8,745,000)
   3.96%, 12/01/14 (c)(f)(g)(j)             --        --        8,745       8,745,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-31

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
WASHINGTON - (CONTINUED)

ABN AMRO Munitops Ctfs. Trust
   (Seattle (City of) Municipal
   Light & Power); Series
   2002-12, Multi-State
   Non-AMT VRD Ctfs.
   (Acquired 05/25/04; Cost
   $9,755,000)
   3.96%, 03/01/09 (c)(f)(g)                --     VMIG1    $   9,755   $   9,755,000
-------------------------------------------------------------------------------------
ABNAMRO Munitops Ctfs. Trust
  (Seattle (City of)); Series
   2003-7, Multi-State
   Non-AMT VRD GO Ctfs.
   (Acquired 05/13/03; Cost $
   10,685,000)
   3.96%, 07/01/10
   (c)(f)(g)(j)(k)                          --        --       10,685      10,685,000
-------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust
   (Skagit (County of) Public
   Hospital District No. 1);
   Series 2004-37, Multi-State
   Non-AMT VRD Ctfs.
   (Acquired 04/08/05; Cost
   $8,235,000)
   3.96%, 12/01/12 (c)(f)(g)                --     VMIG1        8,235       8,235,000
-------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap
   Regional Conference Center
   Parking Garage); Series
   2003, VRD RB (LOC-Bank of
   America, N.A.)
   3.95%, 12/01/28 (b)(c)(j)                --        --        2,590       2,590,000
-------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust
   (Washington (State of));
   Series 1998-4701 A, VRD COP
   (Acquired 07/20/00; Cost
   $14,400,000)
   3.96%, 05/01/18 (c)(f)(g)               A-1+       --       14,400      14,400,000
-------------------------------------------------------------------------------------
Everett (City of); Series 2001,
   Limited Tax VRD GO (LOC-Bank
   of America, N.A.)
   3.95%, 12/01/21 (b)(c)(j)                --        --        2,600       2,600,000
-------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington
   (State of));
   Series 2004-593
   Unlimited Tax VRD GO
   (Acquired 05/24/06; Cost
   $4,390,000)
   3.97%, 01/01/13(c)(f)(g)                A-1+       --        4,390       4,390,000
-------------------------------------------------------------------------------------
   Series 2006-1346
   Unlimited Tax VRD GO
   (Acquired 11/18/04; Cost
   $1,500,000)
   3.97%, 07/01/12(c)(f)(g)                 --     VMIG1        1,500       1,500,000
-------------------------------------------------------------------------------------
King (County of) Economic
   Enterprise Corp. (Puget
   Sound Blood Center Project);
   Series 1998, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.97%, 04/01/23 (b)(c)                   --     VMIG1        3,600       3,600,000
-------------------------------------------------------------------------------------
King (County of) Housing
   Authority (Summerfield
   Apartments Project); Series
   2005, VRD RB (LOC-U.S. Bank,
   N.A.)
   3.96%, 09/01/35 (b)(c)                   --     VMIG1        1,925       1,925,000
-------------------------------------------------------------------------------------
Lake Tapps Parkway Properties;
   Series 1999 A Special
   Revenue VRD RB (LOC-U.S.
   Bank, N.A.)
   3.96%, 12/01/19(b)(c)(k)                 --     VMIG1       11,506      11,506,000
-------------------------------------------------------------------------------------
   Series 1999 B Special
   Revenue VRD RB (LOC-U.S.
   Bank, N.A.)
   3.96%, 12/01/19(b)(c)                    --     VMIG1        1,900       1,900,000
-------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Seattle (Port
   of)); Series 2002-739D, VRD
   RB (Acquired 07/21/04; Cost
   $5,000,000)
   3.95%, 09/01/20 (c)(f)(g)               A-1        --        5,000       5,000,000
-------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R
   (Seattle (Port of) Passenger
   Facilities Charge); Series
   2006-638, VRD RB
   (Acquired 09/27/06; Cost
   $10,640,000)
   3.95%, 12/01/23 (c)(f)(g)                --     VMIG1       10,640      10,640,000
-------------------------------------------------------------------------------------
Seattle (City of) Housing
   Authority (Bayview Manor
   Project); Series 1994 B, Low
   Income Housing Assistance
   VRD RB (LOC-U.S. Bank, N.A.)
   3.97%, 05/01/19 (b)(c)                  A-1+       --        2,500       2,500,000
-------------------------------------------------------------------------------------
Seattle (City of) Housing
   Authority (Pioneer Human
   Services Project); Series
   1995, Refunding VRD RB
   (LOC-U.S. Bank, N.A.)
   3.94%, 12/01/15 (b)(c)                  A-1+       --        1,925       1,925,000
-------------------------------------------------------------------------------------
Seattle (Port of) Industrial
   Development Corp. (Sysco
   Food Services of Seattle,
   Inc. Project); Series 1994,
   Refunding VRD IDR
   3.99%, 11/01/25 (c)(k)                  A-1+    VMIG1        5,147       5,147,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-32

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
WASHINGTON - (CONTINUED)

Snohomish (County of) Housing
   Authority (Ebey Arms,
   Centerhouse, Valley Commons
   and Raintree Village
   Project); Series 2003,
   Refunding Housing VRD RB
   (LOC-Bank of America, N.A.)
   3.95%, 12/01/34 (b)(c)(j)                --        --    $   6,045   $   6,045,000
-------------------------------------------------------------------------------------
Washington (State of) Economic
   Development Finance
   Authority (Benaroya Research
   Institute at Virginia Mason
   Project); Series 2006 C,
   Economic Development VRD
   RB (LOC-Bank of America, N.A.)
   3.96%, 12/01/24 (b)(c)                  A-1+       --        1,715       1,715,000
-------------------------------------------------------------------------------------
Washington (State of) Economic
   Development Finance
   Authority (Seadrunar
   Recycling LLC Project);
   Series 2000 E, Economic
   Development VRD RB (LOC-U.S.
   Bank, N.A.)
   3.95%, 08/01/25 (b)(c)                  A-1+       --        2,445       2,445,000
-------------------------------------------------------------------------------------
Washington (State of) Health
   Care Facilites Authority
   (Swedish Health Services);
   Series 2006, VRD RB
   (LOC-Citibank N.A.)
   (Acquired 12/21/06; Cost
   $14,500,000)
   4.00%, 11/15/26 (b)(c)(f)(k)            A-1+    VMIG1       14,500      14,500,000
-------------------------------------------------------------------------------------
Washington (State of) Higher
   Education Facilities
   Authority (Cornish College
   of the Arts Project); Series
   2003 A, VRD RB (LOC-Bank of
   America, N.A.)
   4.00%, 12/01/33 (b)(c)                   --     VMIG1        5,000       5,000,000
-------------------------------------------------------------------------------------
Washington (State of) Housing
   Finance Commission (Nikkei
   Concerns Project); Series
   1994, Non-Profit Housing
   VRD RB (LOC-U.S. Bank, N.A.)
   3.95%, 10/01/19 (b)(c)                  A-1+       --        3,715       3,715,000
-------------------------------------------------------------------------------------
Washington (State of) Housing
   Finance Commission
   (Riverview Retirement
   Community Project); Series
   1997, Elderly Housing VRD RB
   (LOC-U.S. Bank, N.A.)
   3.97%, 07/01/22 (b)(c)                  A-1+       --        1,665       1,665,000
-------------------------------------------------------------------------------------
Washington (State of) Housing
   Finance Commission (Tacoma
   Art Museum Project);
   Series 2002, Non-Profit
   Housing VRD RB (LOC-Northern
   Trust Co.)
   4.05%, 06/01/32 (b)(c)                   --     VMIG1        4,075       4,075,000
-------------------------------------------------------------------------------------
Washington (State of) Housing
   Finance Commission
   (University Preparatory
   Academy Project); Series
   2000, Non-Profit VRD RB
   (LOC-Bank of America, N.A.)
   3.95%, 07/01/30 (b)(c)                   --     VMIG1        1,550       1,550,000
-------------------------------------------------------------------------------------
Washington (State of) Housing
   Finance Commission (YMCA of
   Columbia-Willamette); Series
   1999, VRD RB (LOC-U.S. Bank,
   N.A.)
   3.96%, 08/01/24 (b)(c)(k)               A-1+       --        2,200       2,200,000
-------------------------------------------------------------------------------------
Washington (State of) Housing
   Finance Commission (YMCA of
   Tacoma-Pierce County
   Project); Series 2006,
   Refunding Non-Profit VRD RB
   (LOC-U.S. Bank, N.A.)
   3.95%, 12/01/32 (b)(c)                   --     VMIG1        4,165       4,165,000
=====================================================================================
                                                                          154,118,000
=====================================================================================

WISCONSIN - 6.16%

ABN AMRO Munitops Ctfs. Trust
   (Central Brown (County of)
   Water Authority); Series
   2005-25, Non-AMT VRD RB
   (Acquired 08/01/05; Cost
   $17,370,000)
   3.96%, 12/01/13 (c)(f)(g)(j)             --        --       17,370      17,370,000
-------------------------------------------------------------------------------------
Appleton (City of)
   Redevelopment Authority (Fox
   Cities Performing Arts
   Center Project); Series 2001
   B, Redevelopment VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.; M&I Marshall & Ilsley
   Bank)
   3.95%, 06/01/36 (b)(c)                   --     VMIG1        3,600       3,600,000
-------------------------------------------------------------------------------------
Franklin (City of) Community
   Development Authority
   (Indian Community School of
   Milwaukee); Series 2002,
   Redevelopment VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.95%, 07/01/22 (b)(c)                   --     VMIG1       36,000      36,000,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-33

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)         VALUE
-------------------------------------------------------------------------------------
WISCONSIN - (CONTINUED)

Green Bay (City of) Housing
   Authority (Sisters of St.
   Francis Project); Series
   2004, VRD RB (LOC-Allied
   Irish Banks PLC)
   3.93%, 01/01/35 (b)(c)(d)               A-1        --    $   4,995   $   4,995,000
-------------------------------------------------------------------------------------
Milwaukee (City of)
   Redevelopment Authority
   (Cathedral Place Parking
   Facility Project); Series
   2002, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.95%, 05/01/25 (b)(c)                   --     VMIG1        2,840       2,840,000
-------------------------------------------------------------------------------------
Milwaukee (City of); Series
   2006 N1, Promissory Notes GO
   5.00%, 02/15/07                         AA      Aa2         12,155      12,174,457
-------------------------------------------------------------------------------------
New Berlin (City of) School
   District; Series 2006,
   Promissory TRAN GO
   4.50%, 08/30/07                          --     MIG1        11,500      11,567,347
-------------------------------------------------------------------------------------
University of Wisconsin
   Hospitals and Clinics
   Authority; Series 2005,
   Refunding VRD RB
   (INS-Financial Security
   Assurance Inc.)
   3.93%, 04/01/29 (c)(e)                  A-1+    VMIG1        5,000       5,000,000
-------------------------------------------------------------------------------------
West Allis (City of) (State
   Fair Park Exposition Center
   Inc.); Series 2001, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.95%, 08/01/28 (b)(c)                   --     VMIG1       12,055      12,055,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Edgewood
   College); Series 2006,
   VRD RB (LOC-U.S. Bank, N.A.)
   4.05%, 10/01/31 (b)(c)                  A-1+       --        8,200       8,200,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Froedtert &
   Community Health, Inc.
   Obligated Group); Series
   2005 C, VRD RB (INS-Ambac
   Assurance Corp.)
   3.91%, 04/01/35 (c)(e)                  A-1        --        6,400       6,400,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Grace Lutheran
   Foundation Project); Series
   1999, VRD RB (LOC-U.S. Bank,
   N.A.) (Acquired 09/12/05; Cost
   $2,555,000)
   3.92%, 07/01/14 (b)(c)(f)               A-1+       --        2,555       2,555,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Indian Community
   School of Milwaukee, Inc.
   Project); Series 2006, VRD
   RB (LOC-JPMorgan Chase Bank,   N.A.)
   3.95%, 12/01/36 (b)(c)                   --     VMIG1       10,000      10,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Lindengrove,
   Inc.); Series 2003 B, VRD
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.93%, 11/01/25 (b)(c)                  A-1+       --        6,835       6,835,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Marshfield
   Clinic); Series 2006 B, VRD
   RB (LOC-M&I Marshall &
   Ilsley Bank)
   3.94%, 01/15/36 (b)(c)                  A-1        --       20,000      20,000,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Mequon Jewish
   Campus, Inc. Project);
   Series 2003, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.95%, 07/01/28 (b)(c)                   --     VMIG1        6,335       6,335,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Mercy Health
   System);
   Series 2003 C
   VRD RB (LOC-M&I Marshall &
   Ilsley Bank)
   3.93%, 08/15/23(b)(c)                    --     VMIG1        6,600       6,600,000
-------------------------------------------------------------------------------------
   Series 2003 I
   Pooled Loan VRD RB (LOC-M&I
   Marshall & Ilsley Bank)
   3.94%, 06/01/23(b)(c)                    --     VMIG1        8,655       8,655,000
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &              A-1        --       10,800      10,800,000
   Educational Facilities
   Authority (Newcastle Place
   Project); Series 2001 B, Put
   Option VRD RB (LOC-LaSalle
   Bank N.A.)
   3.92%, 12/01/31 (b)(c)
-------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (St. Luke's
   Medical Center); Series
   1987, VRD RB (LOC-KBC Bank
   N.V.) (Acquired 05/02/05; Cost
   $26,000,000)
   3.95%, 12/01/17 (b)(c)(d)(f)            A-1        --       26,000      26,000,000
-------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-34

TAX-FREE CASH RESERVE PORTFOLIO

                                                            PRINCIPAL
                                             RATINGS(a)       AMOUNT
                                           S&P    MOODY'S     (000)          VALUE
---------------------------------------------------------------------------------------
WISCONSIN - (CONTINUED)

Wisconsin (State of) Health &
   Educational Facilities
   Authority (St. Mary's
   School); Series 2004, VRD RB
   (LOC-M&I Marshall & Ilsley
   Bank)
   3.93%, 08/01/19 (b)(c)                  A-1        --    $   1,830   $     1,830,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Three Pillars
   Senior Living); Series 2004
   B, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.90%, 08/15/34 (b)(c)                   --     VMIG1        3,495         3,495,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Valley Packaging
   Industries Inc.); Series
   2005, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.97%, 07/01/35 (b)(c)                   --     VMIG1        1,240         1,240,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Wisconsin
   Lutheran College Project);
   Series 2003, VRD RB
   (LOC-U.S. Bank, N.A.)
   4.05%, 06/01/33 (b)(c)                  A-1+       --        1,100         1,100,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Wisconsin
   Lutheran College); Series
   2001, VRD RB (LOC-U.S. Bank,
   N.A.)
   4.05%, 09/01/31 (b)(c)                  A-1+       --        5,100         5,100,000
---------------------------------------------------------------------------------------
Wisconsin (State of) Rural
   Water Construction Loan
   Program Commission; Series
   2006, BAN RN
   4.75%, 08/15/07                          --     MIG1         4,000         4,025,175
---------------------------------------------------------------------------------------
Wisconsin (State of) School
   District Cash Flow
   Management Program; Series
   2006 B, COP (LOC-U.S. Bank,
   N.A.)
   4.25%, 11/01/07 (b)                      --     MIG1        10,000        10,059,449
---------------------------------------------------------------------------------------
Wisconsin (State of)
   Transportation; Series 2006,
   Commercial Paper RN
   3.55%, 01/08/07                         A-1+    P-1          5,275         5,275,000
=======================================================================================
                                                                            250,106,428
=======================================================================================

WYOMING - 0.37%

Gillette (City of)
   (Pacificcorp.); Series 1988,
   Refunding Floating VRD PCR
   (LOC-Barclays Bank PLC)
   4.03%, 01/01/18 (b)(c)(d)               A-1+    P-1          5,100         5,100,000
---------------------------------------------------------------------------------------
Wyoming (State of) Educational
   Funding; Series 2006 A, TRAN
   4.50%, 06/27/07                         SP-1+      --       10,000        10,037,210
=======================================================================================
                                                                             15,137,210
=======================================================================================
TOTAL INVESTMENTS(l)(m) -
   102.33%
   (Cost $4,152,714,890)                                                  4,152,714,890
---------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -
   (2.33)%                                                                  (94,689,958)
=======================================================================================
NET ASSETS - 100.00%                                                    $ 4,058,024,932
=======================================================================================

Investment Abbreviations:

ACES      --Automatically Convertible Extendable Security
AMT       --Alternative Minimum Tax
BAN       --Bond Anticipation Note
CEP       --Credit Enhancement Provider
COP       --Certificates of Participation
Ctfs.     --Certificates
GO        --General Obligation Bonds
IDR       --Industrial Development Revenue Bonds
INS       --Insurer
LOC       --Letter of Credit
MERLOT    --Municipal Exempt Receipts Liquidity Option Tender
NRR       --Not Re-Rated
PCR       --Pollution Control Revenue Bonds
P-Floats  --Putable Floating Option Tax-Exempt Receipt
PUTTERs   --Putable Tax-Exempt Receipts
RAN       --Revenue Anticipation Notes
RB        --Revenue Bonds
RN        --Revenue Notes
Sr.       --Senior
Sub.      --Subordinated
TAN       --Tax Anticipation Notes
TRAN      --Tax and Revenue Anticipation Notes
Unsec.    --Unsecured
VRD       --Variable Rate Demand
Wts.      --Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2006.

(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-35

TAX-FREE CASH RESERVE PORTFOLIO

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2006 was $1,181,514,500, which represented 29.12% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(h) Advance refunded; secured by an escrow fund of U.S. Government obligations.

(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(k) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                              Percentage
MBIA Insurance Corp.                     10.5%
Ambac Assurance Corp.                     9.5
JPMorgan Chase Bank, N.A.                 8.8
Financial Guaranty Insurance Co.          7.9
Financial Security Assurance Inc.         7.3
Bank of America, N.A.                     6.0
Other Entities Less than 5%              52.3

(m)   Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-36

TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

Item 2.  Controls and Procedures.

(a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Tax-Free Investments Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: March 1, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: March 1, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 1, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.